UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2013                      (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 100.0%
Consumer Discretionary - 13.2%
ANN, Inc.*	6,200	$191,208
Bed Bath & Beyond, Inc.*	6,400	375,680
Bluegreen Corp.*	9,400	90,240
Delphi Automotive PLC*	13,000	502,580
Dillard’s, Inc., Class A	9,500	801,895
DIRECTV*	17,200	879,608
Discovery Communications, Inc., Class A*	1,400	97,132
DISH Network Corp., Class A	11,100	413,697
Gap, Inc., The	14,000	457,520
International Game Technology	3,700	56,869
Liberty Global, Inc., Class A*	900	61,461
LIN TV Corp., Class A*	55,600	593,252
Nexstar Broadcasting Group, Inc., Class A*	11,200	161,056
OfficeMax, Inc.	16,700	180,026
Ross Stores, Inc.	500	29,850
Target Corp.	2,000	120,820
TJX Cos., Inc.	11,600	524,088
Viacom, Inc., Class B	500	30,175
Total Consumer Discretionary		5,567,157
Consumer Staples - 8.7%
Constellation Brands, Inc., Class A*	9,000	291,240
CVS Caremark Corp.	4,800	245,760
Ingredion, Inc.	2,100	138,747
Kroger Co., The	20,300	562,310
Philip Morris International, Inc.	12,000	1,057,920
Procter & Gamble Co., The	3,400	255,544
Susser Holdings Corp.*	3,500	146,510
Tyson Foods, Inc., Class A	10,200	225,624
Wal-Mart Stores, Inc.	7,400	517,630
Whole Foods Market, Inc.	2,300	221,375
Total Consumer Staples		3,662,660
Energy - 11.1%
Chevron Corp.	12,300	1,416,345
ConocoPhillips	11,000	638,000
CVR Energy, Inc.*	1,400	82,250
Exxon Mobil Corp.	14,800	1,331,556
Marathon Petroleum Corp.	4,700	348,787
Occidental Petroleum Corp.	4,000	353,080
Phillips 66	4,600	278,622
Tesoro Corp.	5,000	243,450
Total Energy		4,692,090

	Shares	Value
Financials - 13.7%
American Financial Group, Inc.	1,800	$76,608
American International Group, Inc.*	4,900	185,367
American Tower Corp.	800	60,920
Arch Capital Group, Ltd.*	12,700	589,534
Berkshire Hathaway, Inc., Class A*	1	145,875
Berkshire Hathaway, Inc., Class B*	10,287	997,119
CapitalSource, Inc.	57,700	467,947
Chubb Corp., The	2,200	176,682
Citigroup, Inc.	3,600	151,776
Discover Financial Services	10,500	403,095
FelCor Lodging Trust, Inc.*	7,300	39,274
First Citizens BancShares, Inc., Class A	1,600	278,976
Franklin Resources, Inc.	600	82,128
JPMorgan Chase & Co.	10,400	489,320
KeyCorp	25,800	242,520
PNC Financial Services Group, Inc.	2,300	142,140
PrivateBancorp, Inc.	15,300	262,701
Sterling Financial Corp.	16,600	358,394
SunTrust Banks, Inc.	15,800	448,246
World Acceptance Corp.*	2,500	193,875
Total Financials		5,792,497
Health Care - 12.9%
AmerisourceBergen Corp.	4,400	199,628
Amgen, Inc.	6,600	564,036
Biogen Idec, Inc.*	5,400	842,832
Cambrex Corp.*	14,700	172,725
Cantel Medical Corp.	6,800	213,588
CareFusion Corp.*	16,000	496,640
Humana, Inc.	4,600	342,056
Johnson & Johnson	3,200	236,544
McKesson Corp.	4,900	515,627
Pfizer, Inc.	5,200	141,856
Sciclone Pharmaceuticals, Inc.*	70,200	367,146
SurModics, Inc.*	7,300	176,003
UnitedHealth Group, Inc.	13,800	761,898
Warner Chilcott PLC, Class A	28,600	405,262
Total Health Care		5,435,841
Industrials - 11.7%
Alaska Air Group, Inc.*	12,500	576,625
Amerco, Inc.	800	107,568
Ceco Environmental Corp.	2,300	25,438
Cummins, Inc.	700	80,381
Delta Air Lines, Inc.*	44,100	612,549

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.7% (continued)
FedEx Corp.	5,700	$578,265
General Electric Co.	22,200	494,616
Kadant, Inc.*	800	21,496
Oshkosh Corp.*	12,900	505,422
Swift Transportation Co.*	36,300	495,858
UniFirst Corp.	3,600	294,264
Union Pacific Corp.	3,800	499,548
United Stationers, Inc.	10,200	340,068
United Technologies Corp.	3,000	262,710
US Airways Group, Inc.*	4,300	61,404
Total Industrials		4,956,212
Information Technology - 20.1%
Aeroflex Holding Corp.*	5,700	39,843
AOL, Inc.*	5,000	153,250
Apple, Inc.	2,564	1,167,415
Avnet, Inc.*	12,400	438,464
Brocade Communications Systems, Inc.*	79,100	452,452
EMC Corp.*	18,100	445,441
Google, Inc., Class A*	301	227,463
International Business Machines Corp.	6,800	1,380,876
LSI Corp.*	25,000	176,000
Mastercard, Inc., Class A	1,600	829,440
Microsoft Corp.	22,700	623,569
Oracle Corp.	23,600	838,036
PC Connection, Inc.	5,900	72,865
Sanmina Corp.*	22,100	210,392
SYNNEX Corp.*	11,100	399,045
Visa, Inc., Class A	5,800	915,878
Yahoo!, Inc.*	2,900	56,927
Zebra Technologies Corp., Class A*	800	34,624
Total Information Technology		8,461,980
Materials - 4.5%
AEP Industries, Inc.*	2,000	128,760

	Shares	Value
CF Industries Holdings, Inc.	2,200	$504,174
Domtar Corp.	2,100	174,783
Freeport-McMoRan Copper & Gold, Inc.	2,400	84,600
Graphic Packaging Holding Co.*	33,400	234,134
Huntsman Corp.	1,300	22,919
Innospec, Inc.	3,700	148,925
KapStone Paper and Packaging Corp.	2,500	60,000
LyondellBasell Industries N.V., Class A	8,500	539,070
Total Materials		1,897,365
Telecommunication Services - 2.0%
AT&T, Inc.	4,300	149,597
MetroPCS Communications, Inc.*	44,700	448,341
United States Cellular Corp.*	6,700	254,868
Total Telecommunication Services		852,806
Utilities - 2.1%
AES Corp., The	27,000	292,680
El Paso Electric Co.	7,700	259,413
NRG Energy, Inc.	3,400	81,600
NV Energy, Inc.	1,200	22,716
Public Service Enterprise Group, Inc.	7,200	224,496
Total Utilities		880,905
Total Common Stocks (cost $31,527,677)		42,199,513
Other Investment Companies - 0.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $235,165)	235,165	235,165
Total Investments - 100.6% (cost $31,762,842)		42,434,678
Other Assets, less Liabilities - (0.6)%		(257,141)
Net Assets - 100.0%		$42,177,537

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.8%
Consumer Discretionary - 12.0%
Ameristar Casinos, Inc.	28,500	$755,250
ANN, Inc.*	8,900	274,476
Bed Bath & Beyond, Inc.*	700	41,090
Belo Corp., Class A	36,900	312,543
Bluegreen Corp.*	11,100	106,560
CBS Corp., Class B	8,200	342,104
Chico’s FAS, Inc.	10,800	193,644
Comcast Corp., Class A	14,600	555,968
Delphi Automotive PLC*	3,500	135,310
DIRECTV*	500	25,570
EW Scripps Co., Class A*	6,900	75,831
Gap, Inc., The	12,800	418,304
Home Depot, Inc., The[2]	9,600	642,432
Liberty Interactive Corp., Class A*	2,500	53,150
LIN TV Corp., Class A*	22,000	234,740
Marriott International Inc., Class A	1,200	47,976
NACCO Industries, Inc., Class A	600	39,096
News Corp., Class A	22,900	635,246
Nexstar Broadcasting Group, Inc., Class A*	8,400	120,792
OfficeMax, Inc.	25,600	275,968
Sonic Corp.*	18,500	206,460
TJX Cos., Inc.	8,100	365,958
Town Sports International Holdings, Inc.	2,700	28,431
Viacom, Inc., Class B	1,000	60,350
Total Consumer Discretionary		5,947,249
Consumer Staples - 8.6%
Brown-Forman Corp., Class B	450	29,115
Central Garden and Pet Co., Class A*	5,800	55,796
Church & Dwight Co., Inc.	600	34,674
Clorox Co., The	5,700	446,937
Colgate-Palmolive Co.	700	75,159
CVS Caremark Corp.	3,300	168,960
Energizer Holdings, Inc.	1,000	87,010
Ingredion, Inc.	10,000	660,700
Kroger Co., The[2]	28,900	800,530
Nu Skin Enterprises, Inc., Class A3	7,300	309,228
Pantry, Inc., The*	7,200	90,000
Philip Morris International, Inc.[2]	5,600	493,696
Procter & Gamble Co., The[2]	6,400	481,024
Safeway, Inc.[3]	2,600	50,050
USANA Health Sciences, Inc.*	1,000	35,450

	Shares	Value
Walgreen Co.	3,500	$139,860
Wal-Mart Stores, Inc.	400	27,980
Whole Foods Market, Inc.	2,900	279,125
Total Consumer Staples		4,265,294
Energy - 9.9%
Chevron Corp.[2]	9,700	1,116,955
ConocoPhillips[2]	7,800	452,400
Exxon Mobil Corp.[2]	17,900	1,610,463
Helmerich & Payne, Inc.	1,900	122,246
HollyFrontier Corp.	1,500	78,330
Occidental Petroleum Corp.[2]	3,700	326,599
RPC, Inc.	20,800	311,376
Schlumberger, Ltd.	700	54,635
Tesoro Corp.	3,700	180,153
Valero Energy Corp.	14,800	647,204
Total Energy		4,900,361
Financials - 15.2%
Aflac, Inc.	11,900	631,414
AG Mortgage Investment Trust, Inc.	1,800	45,720
Alexander’s, Inc.	100	33,286
Allied World Assurance Co. Holdings AG	700	59,381
Allstate Corp., The	5,900	259,010
American Express Co.[2]	13,400	788,054
American International Group, Inc.*	1,500	56,745
American Tower Corp.	1,300	98,995
Bank of America Corp.	32,900	372,428
Berkshire Hathaway, Inc., Class B*	3,000	290,790
Capstead Mortgage Corp.	35,900	444,442
Cathay General Bancorp	2,700	52,407
Citigroup, Inc.	7,200	303,552
Discover Financial Services	5,700	218,823
Dynex Capital, Inc.	6,300	63,693
Everest Re Group, Ltd.	400	46,324
First Citizens BancShares, Inc., Class A	200	34,872
First Merchants Corp.	3,200	48,160
Franklin Resources, Inc.	500	68,440
Goldman Sachs Group, Inc., The	1,500	221,790
Horace Mann Educators Corp.	7,200	156,528
Hospitality Properties Trust	7,600	191,672
JAVELIN Mortgage Investment Corp.	2,500	49,375
JPMorgan Chase & Co.	11,500	541,075
KeyCorp	37,300	350,620
Lexington Realty Trust	5,300	58,300
Morgan Stanley	4,500	102,825

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 15.2% (continued)
Old National Bancorp	3,700	$49,432
Republic Bancorp, Inc., Class A	8,300	186,501
Simon Property Group, Inc.	1,600	256,288
Sterling Financial Corp.	8,300	179,197
SunTrust Banks, Inc.	11,200	317,744
Torchmark Corp.	1,700	94,707
Two Harbors Investment Corp.	25,300	314,226
Wells Fargo & Co.	14,800	515,484
Winthrop Realty Trust	4,300	51,385
Total Financials		7,553,685
Health Care - 12.1%
Amgen, Inc.	2,300	196,558
AMN Healthcare Services, Inc.*	3,100	37,665
Cambrex Corp.*	12,000	141,000
Cantel Medical Corp.	3,100	97,371
CareFusion Corp.*	9,400	291,776
HealthSouth Corp.*	4,200	100,212
Magellan Health Services, Inc.*	2,900	148,770
Medtronic, Inc.	18,100	843,460
Merck & Co., Inc.	11,900	514,675
PDL BioPharma, Inc.	53,300	366,704
Pfizer, Inc.[2]	46,100	1,257,608
PharMerica Corp.*	16,900	244,712
Sciclone Pharmaceuticals, Inc.*	38,500	201,355
Select Medical Holdings Corp.	6,000	58,440
STERIS Corp.	8,000	301,840
UnitedHealth Group, Inc.[2]	9,800	541,058
Warner Chilcott PLC, Class A	35,000	495,950
Zimmer Holdings, Inc.	2,000	149,200
Total Health Care		5,988,354
Industrials - 10.7%
Alaska Air Group, Inc.*	5,600	258,328
Amerco, Inc.	1,900	255,474
Copart, Inc.*	3,600	129,276
Danaher Corp.	3,200	191,776
Deluxe Corp.	7,800	286,962
Emerson Electric Co.	1,100	62,975
EnerSys, Inc.*	1,400	57,302
FedEx Corp.	2,700	273,915
General Electric Co.	13,500	300,780
Hyster-Yale Materials Handling, Inc.	600	30,108
Lincoln Electric Holdings, Inc.	900	48,537
Northrop Grumman Corp.	6,200	403,248
Parker Hannifin Corp.	900	83,673

	Shares	Value
Rockwell Automation, Inc.	800	$71,352
Southwest Airlines Co.	63,700	714,077
Steelcase, Inc., Class A	16,900	230,347
Swift Transportation Co.*	5,100	69,666
UniFirst Corp.	7,500	613,050
Union Pacific Corp.	6,500	854,490
United Parcel Service, Inc., Class B	1,000	79,290
United Technologies Corp.[2]	400	35,028
Viad Corp.	9,000	251,280
Total Industrials		5,300,934
Information Technology - 19.1%
Activision Blizzard, Inc.	38,100	433,959
AOL, Inc.*	2,800	85,820
Apple, Inc.[2]	2,301	1,047,668
Brocade Communications Systems, Inc.*	87,300	499,356
CA, Inc.	1,200	29,784
Cisco Systems, Inc.	47,200	970,904
Computer Sciences Corp.	10,100	422,180
CSG Systems International, Inc.*	4,800	90,384
Daktronics, Inc.	17,300	205,178
GSI Group, Inc.*	11,350	107,825
Harris Corp.	8,300	383,460
Hewlett-Packard Co.	2,100	34,671
Insight Enterprises, Inc.*	2,900	56,840
International Business Machines Corp.[2]	5,200	1,055,964
LSI Corp.*	57,300	403,392
Mastercard, Inc., Class A	340	176,256
Microsoft Corp.[2]	44,100	1,211,427
Oracle Corp.[2]	14,700	521,997
Power-One, Inc.*	36,400	146,328
TeleTech Holdings, Inc.*	2,800	52,360
Visa, Inc., Class A2	5,800	915,878
Western Union Co., The	8,200	116,686
Zebra Technologies Corp., Class A*	11,000	476,080
Total Information Technology		9,444,397
Materials - 5.5%
A. Schulman, Inc.	4,600	147,890
AEP Industries, Inc.*	1,000	64,380
Celanese Corp.	1,300	60,944
CF Industries Holdings, Inc.	3,200	733,344
FutureFuel Corp.	8,100	103,275
Huntsman Corp.	5,200	91,676
Innospec, Inc.	1,500	60,375
LyondellBasell Industries N.V., Class A	13,100	830,802
Monsanto Co.	1,300	131,755

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.5% (continued)
Schweitzer-Mauduit International, Inc.	10,200	$415,548
Westlake Chemical Corp.	800	73,488
Total Materials		2,713,477
Telecommunication Services - 3.3%
AT&T, Inc.	23,900	831,481
MetroPCS Communications, Inc.*	24,800	248,744
Verizon Communications, Inc.[2]	12,500	545,125
Total Telecommunication Services		1,625,350
Utilities - 2.4%
American Electric Power Co., Inc.	13,100	593,299
DTE Energy Co.	9,400	595,114
Total Utilities		1,188,413
Total Common Stocks (cost $41,268,682)		48,927,514

	Number of
	Contracts
Purchased Options - 0.1%
S&P 500 Puts, 1390 Strike Price, Expiration 02/16/13	245	24,500
S&P 500 Puts, 1420 Strike Price, Expiration 02/16/13	100	16,400
Total Purchased Options (cost $127,018)		40,900

	Principal	Value
Short-Term Investments - 1.2%
Repurchase Agreements - 0.7%[4]
RBC Capital Markets LLC, dated 01/31/13,due 02/01/13, 0.120%, total to be received $331,695 (secured by U.S. Government Agencies, 0.000% - 4.000%, 06/06/13 - 07/15/22, totaling $338,330)	$331,694	$331,694

	Shares
Other Investment Companies - 0.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	261,999	261,999
Total Short-Term Investments (cost $593,693)		593,693
Total Investments - 100.1% (cost $41,989,393)		49,562,107
Other Assets, less Liabilities - (0.1)%		(27,995)
Net Assets - 100.0%		$49,534,112

Managers AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Exchange Traded Funds - 20.3%
SPDR S&P 500 ETF Trust (cost $24,956,984)	222,118	$33,251,065

	Principal Amount
U.S. Government and Agency Obligations - 29.3%
U.S. Treasury Bills, 0.079%, 05/30/13[5,6]	$28,625,000	28,617,500
0.084%, 06/20/13 to 06/27/13[5,6]	19,480,000	19,473,778
Total U.S. Government and Agency Obligations (cost $48,086,261)		48,091,278

	Shares
Other Investment Companies - 52.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	29,511,308	29,511,308
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.11%	55,855,916	55,855,916
Total Other Investment Companies (cost $85,367,224)		85,367,224
Total Investments - 101.7% (cost $158,410,469)		166,709,567
Other Assets, less Liabilities - (1.7)%		(2,723,193)
Net Assets - 100.0%		$163,986,374

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Exchange Traded Funds - 40.7%
iShares Barclays TIPS Bond Fund	199,847	$24,137,520
iShares iBoxx $ High Yield Corporate Bond Fund[3]	94,407	8,843,104
Jefferies TR/J CRB Global Commodity Equity Index Fund	38,343	1,790,231
Market Vectors RVE Hard Assets Producers	47,794	1,793,709
Materials Select Sector SPDR Fund[3]	46,559	1,816,732
SPDR DB International Government Inflation-Protected Bond	85,090	5,404,917
Vanguard REIT	67,854	4,631,714
Total Exchange Traded Funds (cost $45,926,796)		48,417,927
Exchange Traded Notes - 12.1%
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37	44,406	2,093,743
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37	23,026	1,269,193
Barclays, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36	54,021	1,249,506
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38	97,421	1,136,659
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	66,621	3,422,321
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22	575,505	5,162,280
Total Exchange Traded Notes (cost $14,578,888)		14,333,702

	Principal Amount
U.S. Government and Agency Obligations - 7.6%
U.S. Treasury Bills, 0.079%, 05/30/13[5,6] (cost $8,996,460)	$9,000,000	8,997,714
Short-Term Investments - 48.0%
Repurchase Agreements - 8.8%[4]
Barclays Capital, Inc., dated 01/31/13, due 02/01/13, 0.150%, total to be received $1,000,004 (secured by U.S. Government Agencies, 3.500% - 4.000%, 05/01/42 - 07/01/42, totaling $1,020,000)	1,000,000	1,000,000
BNP Paribas Securities Corp., dated 01/31/13, due 02/01/13, 0.160%, total to be received $2,434,421 (secured by U.S. Government Agencies, 4.000% - 4.500%, 06/20/41 - 05/20/42, totaling $2,483,098)	2,434,410	2,434,410
Daiwa Capital Markets, dated 01/31/13, due 02/01/13, 0.190%, total to be received $1,000,005 (secured by U.S. Government Agencies, 0.000% - 6.113%, 05/02/13 - 02/01/43, totaling $1,020,000)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 01/31/13, due 02/01/13, 0.170%, total to be received $2,000,009 (secured by U.S. Government Agencies, 2.500% - 7.500%, 05/01/13 - 01/01/43, totaling $2,040,000)	2,000,000	2,000,000
Goldman Sachs & Co. Inc., dated 01/31/13, due 02/01/13, 0.160%, total to be received $1,000,004 (secured by U.S. Government Agencies, 2.226% - 4.500%, 11/01/27 - 01/01/43, totaling $1,020,000)	1,000,000	1,000,000
JPMorgan Securities LLC, dated 01/31/13, due 02/01/13, 0.160%, total to be received $1,000,004 (secured by U.S. Government Agencies, 1.274% - 9.200%, 06/01/13 - 02/01/51, totaling $1,020,001)	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/13, due 02/01/13, 0.170%, total to be received $2,000,009 (secured by U.S. Government Agencies, 3.500% - 4.500%, 07/20/41 - 01/01/43, totaling $2,040,000)	2,000,000	2,000,000
Total Repurchase Agreements		10,434,410

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 39.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	21,550,481	$21,550,481
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.11%	25,124,103	25,124,103
Total Other Investment Companies		46,674,584
Total Short-Term Investments (cost $57,108,994)		57,108,994
Total Investments - 108.4% (cost $126,611,138)		128,858,337
Other Assets, less Liabilities - (8.4)%		(9,941,867)
Net Assets - 100.0%		$118,916,470

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.7%
Consumer Discretionary - 9.5%
Bright Horizons Family Solutions, Inc.*	800	$22,400
Cheesecake Factory, Inc., The	12,100	401,236
Chico’s FAS, Inc.	59,000	1,057,870
Hanesbrands, Inc.*	10,300	386,044
Harman International Industries, Inc.	29,100	1,303,098
Imax Corp.*,3	26,000	614,380
K12, Inc.*	33,600	620,256
LKQ Corp.*	24,300	544,077
Monro Muffler Brake, Inc.[3]	17,700	641,094
rue21, Inc.*	23,200	689,272
Select Comfort Corp.*	49,100	1,081,182
Tilly’s, Inc., Class A*	25,080	371,686
Tractor Supply Co.	4,000	414,680
Vera Bradley, Inc.*	13,600	343,944
Total Consumer Discretionary		8,491,219
Energy - 6.2%
Atwood Oceanics, Inc.*	9,500	501,315
Bonanza Creek Energy, Inc.*	14,200	438,496
Carrizo Oil & Gas, Inc.*	47,600	1,022,448
Hornbeck Offshore Services, Inc.*	14,200	522,702
InterOil Corp.*,3	10,500	626,640
KiOR, Inc., Class A*	71,900	395,450
World Fuel Services Corp.	47,600	2,052,036
Total Energy		5,559,087
Financials - 13.0%
Allied World Assurance Co. Holdings AG	15,700	1,331,831
Endurance Specialty Holdings, Ltd.	7,200	309,024
Fidelity National Financial, Inc., Class A	12,700	318,770
Jefferies Group, Inc.	71,200	1,419,016
Jones Lang LaSalle, Inc.	9,400	866,116
Raymond James Financial, Inc.	73,600	3,284,768
Signature Bank*	16,300	1,205,059
Waddell & Reed Financial, Inc., Class A	43,900	1,742,830
WR Berkley Corp.	29,800	1,226,866
Total Financials		11,704,280
Health Care - 17.1%
Centene Corp.*	20,800	897,728
Charles River Laboratories International, Inc.*	6,700	276,844
CONMED Corp.	16,500	484,605
Covance, Inc.*	13,600	907,256
Cumberland Pharmaceuticals, Inc.*	11,100	46,620

	Shares	Value
Dendreon Corp.*	35,400	$208,152
DexCom, Inc.*	59,200	901,616
Fluidigm Corp.*	10,100	166,650
Greenway Medical Technologies*	21,800	324,820
Illumina, Inc.*,3	19,300	977,159
Insulet Corp.*	39,750	917,032
MAKO Surgical Corp.*	62,510	724,491
Medidata Solutions, Inc.*	10,500	491,295
MEDNAX, Inc.*	40,900	3,499,404
Myriad Genetics, Inc.*	29,500	798,270
Onyx Pharmaceuticals, Inc.*	13,600	1,054,272
PerkinElmer, Inc.	19,100	673,084
Seattle Genetics, Inc.*,3	22,200	653,790
Sirona Dental Systems, Inc.*	7,600	505,172
Unilife Corp.*	86,100	191,142
United Therapeutics Corp.*	13,000	700,570
Total Health Care		15,399,972
Industrials - 32.5%
A. O. Smith Corp.	19,200	1,330,176
Advisory Board Co., The*	27,200	1,475,056
Ameresco, Inc., Class A*	15,300	150,552
Belden, Inc.	38,500	1,853,775
Carlisle Cos., Inc.	18,500	1,186,775
CLARCOR, Inc.	18,600	938,556
Hub Group, Inc., Class A*	27,200	1,001,232
Insperity, Inc.	34,000	1,143,420
Kaman Corp.	26,100	948,474
KAR Auction Services, Inc.	45,150	963,050
Landstar System, Inc.	16,000	912,640
MasTec, Inc.*	149,200	4,222,360
Meritor, Inc.*	97,900	446,424
Mine Safety Appliances Co.	16,200	748,764
MRC Global, Inc.*	42,664	1,311,065
Pall Corp.	20,600	1,406,980
Primoris Services Corp.	23,800	456,484
Quanta Services, Inc.*	40,700	1,179,079
RPX Corp.*	52,900	551,747
Team, Inc.*	16,500	722,865
UTi Worldwide, Inc.	12,000	177,120
WABCO Holdings, Inc.*	30,300	1,898,598
Waste Connections, Inc.	27,600	994,152
Watsco, Inc.	25,200	1,898,820
WESCO International, Inc.*	17,500	1,276,275
Total Industrials		29,194,439

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 14.2%
Advent Software, Inc.*	11,300	$278,545
Cadence Design Systems, Inc.*	72,300	1,007,139
comScore, Inc.*	17,084	251,647
Constant Contact, Inc.*	26,900	405,114
Cypress Semiconductor Corp.*	12,700	130,429
FEI Co.	2,300	140,208
Fortinet, Inc.*	9,300	219,387
Heartland Payment Systems, Inc.	21,400	679,664
Ingram Micro, Inc., Class A*	48,400	879,912
Intevac, Inc.*	16,300	68,623
Jabil Circuit, Inc.	22,000	416,020
Jack Henry & Associates, Inc.	26,600	1,103,368
LogMeln, Inc.*	10,800	245,160
Microsemi Corp.*	30,500	638,060
Monolithic Power Systems, Inc.	11,500	267,950
ON Semiconductor Corp.*	24,700	193,895
QuinStreet, Inc.*	83,200	469,248
Rogers Corp.*	5,900	276,474
Synaptics, Inc.*	4,800	168,384
Synchronoss Technologies, Inc.*	12,600	300,006
Tessera Technologies, Inc.	101,520	1,781,676
Verint Systems, Inc.*	8,000	270,400
Virtusa Corp.*	47,300	979,583
Web.com Group, Inc.*	40,690	659,178
WEX, Inc.*	11,400	896,154
Total Information Technology		12,726,224
Materials - 1.6%
Albemarle Corp.	13,700	839,947
Globe Specialty Metals, Inc.	18,600	281,976
RTI International Metals, Inc.*	12,600	357,840
Total Materials		1,479,763
Telecommunication Services - 2.6%
Cogent Communications Group, Inc.	47,100	1,166,667
NII Holdings, Inc.*	74,100	518,700
Premiere Global Services, Inc.*	67,900	636,223
Total Telecommunication Services		2,321,590
Total Common Stocks (cost $72,171,814)		86,876,574

	Shares	Value
Warrants - 0.0%#
Magnum Hunter Resources Corp., 10/14/13[3] (cost $0)	9,870	$1,382

	Principal
Short-Term Investments - 7.1%
Repurchase Agreements - 3.8%[4]
Citigroup Global Markets Inc., dated 01/31/13, due 02/01/13, 0.170%, total to be received $1,000,005 (secured by U.S. Government Agencies, 0.791% - 5.500%, 02/01/19 - 02/01/43, totaling $1,020,000)	$1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., dated 01/31/13, due 02/01/13, 0.170%, total to be received $1,000,005 (secured by U.S. Government Agencies, 3.500% - 4.500%, 07/20/41 - 09/01/42, totaling $1,020,000)	1,000,000	1,000,000
Mizuho Securities USA, Inc., dated 01/31/13, due 02/01/13, 0.190%, total to be received $1,000,005 (secured by U.S. Government Agencies, 1.771% - 9.500%, 02/01/13 - 06/01/42, totaling $1,020,000)	1,000,000	1,000,000
RBC Capital Markets LLC, dated 01/31/13, due 02/01/13, 0.120%, total to be received $420,256 (secured by U.S. Government Agencies, 0.000% - 4.000%, 06/06/13 - 07/15/22, totaling $428,663)	420,255	420,255
Total Repurchase Agreements		3,420,255

	Shares
Other Investment Companies - 3.3%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	3,009,357	3,009,357
Total Short-Term Investments (cost $6,429,612)		6,429,612
Total Investments - 103.8% (cost $78,601,426)		93,307,568
Other Assets, less Liabilities - (3.8)%		(3,438,649)
Net Assets - 100.0%		$89,868,919

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Consumer Discretionary - 11.2%
Coach, Inc.	12,500	$637,500
GNC Holdings, Inc., Class A	22,750	817,635
Starbucks Corp.	15,935	894,272
Virgin Media, Inc.	21,030	828,372
Total Consumer Discretionary		3,177,779
Consumer Staples - 7.2%
Costco Wholesale Corp.	8,235	842,770
Estee Lauder Cos. Inc., The, Class A	10,565	643,725
Mead Johnson Nutrition Co.	7,300	554,800
Total Consumer Staples		2,041,295
Energy - 4.6%
Anadarko Petroleum Corp.	8,330	666,567
National Oilwell Varco, Inc.	8,630	639,828
Total Energy		1,306,395
Financials - 8.0%
American Tower Corp.	12,335	939,310
IntercontinentalExchange, Inc.*	4,195	582,056
Marsh & McLennan Cos., Inc.	21,470	761,756
Total Financials		2,283,122
Health Care - 11.1%
Allergan, Inc.	7,195	755,547
Celldex Therapeutics, Inc.*	60,745	453,158
DaVita HealthCare Partners, Inc.*	9,830	1,134,480
GlaxoSmithKline PLC, Sponsored ADR	18,060	823,717
Total Health Care		3,166,902
Industrials - 21.6%
Altra Holdings, Inc.	18,150	434,692
AMETEK, Inc.	11,055	453,144
Caterpillar, Inc.	3,690	363,059
Clean Harbors, Inc.*	19,525	1,085,395
Corporate Executive Board Co., The	14,255	714,318

	Shares	Value
Danaher Corp.	9,560	$572,931
Nielsen Holdings N.V.*	30,555	993,343
United Parcel Service, Inc., Class B	11,130	882,498
WESCO International, Inc.*	8,890	648,348
Total Industrials		6,147,728
Information Technology - 36.0%
Alliance Data Systems Corp.*	4,295	676,892
Altera Corp.	22,310	745,600
Apple, Inc.	3,262	1,485,221
ASML Holding N.V.	10,060	755,405
Citrix Systems, Inc.*	11,390	833,292
eBay, Inc.*	19,100	1,068,263
Google, Inc., Class A*	1,159	875,845
Intuit, Inc.	11,085	691,482
Mastercard, Inc., Class A	1,124	582,682
NeuStar, Inc., Class A*	18,795	848,406
QUALCOMM, Inc.	8,560	565,217
Teradata Corp.*	10,050	669,933
VMware, Inc., Class A*	5,485	419,493
Total Information Technology		10,217,731
Total Common Stocks (cost $24,018,767)		28,340,952
Other Investment Companies - 2.0%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $563,750)	563,750	563,750
Total Investments - 101.7% (cost $24,582,517)		28,904,702
Other Assets, less Liabilities - (1.7)%		(493,372)
Net Assets - 100.0%		$28,411,330

Managers Micro-Cap Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.9%
Consumer Discretionary - 16.3%
Acquity Group, Ltd., Sponsored ADR*	18,897	$130,578
Arctic Cat, Inc.*	6,261	226,273
Asbury Automotive Group, Inc.*	12,065	429,031
Big 5 Sporting Goods Corp.	11,600	160,892
Books-A-Million, Inc.*	18,600	45,570
Bridgepoint Education, Inc.*	17,100	180,405
Carrols Restaurant Group, Inc.*	12,600	79,002
Casual Male Retail Group, Inc.*	275,120	1,262,801
Chuy’s Holdings, Inc.*	42,882	1,216,991
Core-Mark Holding Co., Inc.	5,233	262,330
Culp, Inc.	5,700	99,750
Delta Apparel, Inc.*	42,700	617,015
Destination Maternity Corp.	14,985	341,208
Einstein Noah Restaurant Group, Inc.	21,000	269,850
Famous Dave’s Of America, Inc.*	9,125	85,410
Fiesta Restaurant Group, Inc.*	10,200	181,662
Fred’s, Inc., Class A	11,950	157,979
Frisch’s Restaurants, Inc.	4,600	84,042
Gordmans Stores, Inc.*	32,700	390,438
Grand Canyon Education, Inc.*	47,433	1,131,751
Harte-Hanks, Inc.	14,800	121,212
Haverty Furniture Cos., Inc.	10,350	186,300
Hooker Furniture Corp.	11,585	174,934
Hovnanian Enterprises, Inc., Class A*	75,243	429,638
iRobot Corp.*	2,997	68,571
Johnson Outdoors, Inc., Class A*	3,825	82,161
Kona Grill, Inc.*	9,900	83,655
Libbey, Inc.*	12,300	230,994
LifeLock, Inc.*	59,400	557,172
Lifetime Brands, Inc.	7,300	77,672
Lithia Motors, Inc., Class A	14,599	631,699
Lumber Liquidators Holdings, Inc.*	5,424	320,992
M/I Homes, Inc.*	26,651	725,973
Mac-Gray Corp.	25,204	304,212
Marcus Corp.	25,325	336,822
Modine Manufacturing Co.*	19,400	164,512
Multimedia Games Holding Co., Inc.*	18,350	310,849
Red Robin Gourmet Burgers, Inc.*	15,900	587,823
Rentrak Corp.*	13,086	268,001
RG Barry Corp.	95,186	1,273,589
Rocky Brands, Inc.*	6,025	85,073

	Shares	Value
rue21, Inc.*	17,925	$532,552
Ruth’s Hospitality Group, Inc.*	33,100	256,856
Saga Communications, Inc., Class A	2,400	112,800
Shutterstock, Inc.*	20,406	514,843
Smith & Wesson Holding Corp.*	71,600	615,760
SodaStream International, Ltd.*	29,020	1,395,572
Standard Motor Products, Inc.	14,550	337,705
Stein Mart, Inc.	19,300	162,892
Steinway Musical Instruments, Inc.	68,349	1,520,082
Tile Shop Holdings, Inc.*	70,027	1,287,796
Tower International, Inc.*	8,500	82,365
Town Sports International Holdings, Inc.	15,100	159,003
TRI Pointe Homes, Inc.*	18,314	348,882
True Religion Apparel, Inc.	18,100	429,151
Universal Electronics, Inc.*	75,900	1,449,690
West Marine, Inc.*	15,600	186,888
Zagg, Inc.*	74,400	514,848
Total Consumer Discretionary		24,282,517
Consumer Staples - 2.0%
Alico, Inc.	4,500	196,065
Annie’s, Inc.*	16,530	592,766
Boulder Brands, Inc.*	39,233	526,899
Farmer Bros Co.*	7,200	96,768
Nash Finch Co.	20,500	425,785
Natural Grocers by Vitamin Cottage, Inc.*	3,655	75,074
Pantry, Inc., The*	18,775	234,688
Spartan Stores, Inc.	22,750	369,460
SunOpta, Inc.*	54,200	388,072
Total Consumer Staples		2,905,577
Energy - 3.9%
Bolt Technology Corp.	5,600	83,440
Dawson Geophysical Co.*	9,600	256,512
GasLog, Ltd.	49,900	634,728
Geospace Technologies Corp.*	18,471	1,665,345
Gulf Island Fabrication, Inc.	14,291	331,837
Gulfport Energy Corp.*	34,900	1,440,323
Natural Gas Services Group, Inc.*	10,150	184,628
Panhandle Oil And Gas, Inc., Class A	5,950	170,111
RigNet, Inc.*	43,550	932,841
TGC Industries, Inc.	10,535	95,868
Total Energy		5,795,633
Financials - 12.1%
Altisource Asset Management Corp.*	2,192	275,644

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 12.1% (continued)
AMERISAFE, Inc.*	48,775	$1,396,916
Associated Estates Realty Corp.	21,018	339,441
Asta Funding, Inc.	48,800	462,136
Boston Private Financial Holdings, Inc.	26,300	243,275
Cardinal Financial Corp.	15,250	249,185
Chatham Lodging Trust	11,600	182,700
CoBiz Financial, Inc.	33,100	270,096
Community Trust Bancorp, Inc.	9,961	335,785
Compass Diversified Holdings	72,700	1,150,114
Eagle Bancorp, Inc.*	3,900	87,984
Eastern Insurance Holdings, Inc.	4,900	89,964
eHealth, Inc.*	29,050	707,949
EMC Insurance Group, Inc.	3,800	94,848
Encore Capital Group, Inc.*	23,328	701,940
Financial Institutions, Inc.	8,775	176,290
First Community Bancshares, Inc.	10,800	172,260
First Merchants Corp.	17,550	264,128
Flushing Financial Corp.	20,850	330,264
Heartland Financial USA, Inc.	2,875	68,109
HFF, Inc., Class A	18,145	316,449
Hilltop Holdings, Inc.*	15,830	208,006
Home BancShares, Inc.	6,400	222,208
Home Loan Servicing Solutions, Ltd.	15,099	328,252
Kite Realty Group Trust	29,700	179,685
Lakeland Financial Corp.	12,900	315,276
LaSalle Hotel Properties	16,600	453,180
Marlin Business Services Corp.	26,588	584,936
Meadowbrook Insurance Group, Inc.	29,083	182,350
National Bankshares, Inc.	7,700	260,568
National Interstate Corp.	26,700	814,350
Netspend Holdings, Inc.*	39,145	424,332
Northrim BanCorp, Inc.	33,126	721,484
OceanFirst Financial Corp.	12,550	178,085
OmniAmerican Bancorp, Inc.*	6,800	168,708
Pacific Continental Corp.	8,500	93,415
Piper Jaffray Cos.*	27,042	1,047,337
Ramco-Gershenson Properties Trust	18,750	283,500
SeaBright Holdings, Inc.	22,200	246,198
Southwest Bancorp, Inc.*	15,200	194,712
SY Bancorp, Inc.	14,090	318,575
Territorial Bancorp, Inc.	7,525	172,398
Tree.com, Inc.	10,300	180,044
Union First Market Bankshares Corp.	5,300	92,644
United Financial Bancorp, Inc.	11,100	166,167

	Shares	Value
Urstadt Biddle Properties, Inc., Class A	8,400	$170,016
ViewPoint Financial Group, Inc.	13,040	275,796
Walker & Dunlop, Inc.*	25,600	549,888
Washington Banking Co.	32,300	455,107
Washington Trust Bancorp, Inc.	9,675	255,033
West Bancorporation, Inc.	7,825	86,623
Western Alliance Bancorp*	35,560	437,388
Total Financials		17,981,738
Health Care - 16.1%
ABIOMED, Inc.*	19,068	265,999
ACADIA Pharmaceuticals, Inc.*	65,741	396,418
Achillion Pharmaceuticals, Inc.*	69,332	622,601
Aegerion Pharmaceuticals, Inc.*	29,018	821,500
Albany Molecular Research, Inc.*	15,600	93,132
AMN Healthcare Services, Inc.*	22,200	269,730
Anika Therapeutics, Inc.*	17,300	183,726
Array BioPharma, Inc.*	63,964	241,144
BioScrip, Inc.*	121,975	1,369,779
Cadence Pharmaceuticals, Inc.*	80,106	378,901
Cantel Medical Corp.	10,662	334,893
Celldex Therapeutics, Inc.*	117,722	878,206
Conceptus, Inc.*	14,523	300,045
Cross Country Healthcare, Inc.*	32,700	184,755
Cutera, Inc.*	40,363	443,993
Cynosure, Inc., Class A*	28,275	754,943
DexCom, Inc.*	52,835	804,677
Endologix, Inc.*	70,664	1,083,279
Ensign Group, Inc., The	5,475	156,366
Exactech, Inc.*	34,900	669,731
Fluidigm Corp.*	37,276	615,054
GenMark Diagnostics, Inc.*	49,602	533,718
Genomic Health, Inc.*	2,381	66,787
HealthStream, Inc.*	27,336	677,386
Infinity Pharmaceuticals, Inc.*	16,383	564,394
Insulet Corp.*	43,781	1,010,027
Intercept Pharmaceuticals, Inc.*	1,200	48,468
IPC The Hospitalist Co., Inc.*	7,900	336,856
Keryx Biopharmaceuticals, Inc.*	72,163	655,240
LipoScience, Inc.*	43,000	451,500
Meridian Bioscience, Inc.	18,700	391,765
MWI Veterinary Supply, Inc.*	3,208	360,290
Natus Medical, Inc.*	27,000	332,640
Novadaq Technologies, Inc.*	45,200	424,428
PharMerica Corp.*	11,700	169,416

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 16.1% (continued)
Pozen, Inc.*	14,800	$78,588
Puma Biotechnology, Inc.*	16,660	385,512
RTI Biologics, Inc.*	36,800	181,056
Santarus, Inc.*	31,979	427,239
Sarepta Therapeutics, Inc.*	28,627	774,360
Spectranetics Corp.*	55,284	921,031
SurModics, Inc.*	41,547	1,001,698
US Physical Therapy, Inc.	49,576	1,219,570
Utah Medical Products, Inc.	2,400	96,480
Vascular Solutions, Inc.*	44,018	735,541
Vocera Communications, Inc.*	41,503	1,089,869
Young Innovations, Inc.	4,147	163,682
Total Health Care		23,966,413
Industrials - 19.8%
Acacia Research Corp.*	44,200	1,128,426
ACCO Brands Corp.*	100,400	836,332
Aceto Corp.	16,100	168,084
Air Transport Services Group, Inc.*	136,500	634,725
Alamo Group, Inc.	7,559	256,704
Allied Defense Group, Inc., The*,7	38,600	121,590
American Railcar Industries, Inc.	10,843	426,564
American Woodmark Corp.*	10,208	283,884
Apogee Enterprises, Inc.	16,935	414,061
Astronics Corp.*	21,470	491,878
Astronics Corp., Class B*	2,556	52,398
AZZ, Inc.	39,100	1,673,089
CAI International, Inc.*	15,025	376,827
CDI Corp.	5,100	86,802
Ceco Environmental Corp.	8,600	95,116
Celadon Group, Inc.	17,182	340,375
Chart Industries, Inc.*	7,000	463,330
Columbus McKinnon Corp.*	98,700	1,867,404
CRA International, Inc.*	13,150	244,459
Ducommun, Inc.*	27,600	442,428
DXP Enterprises, Inc.*	10,909	620,722
EnerNOC, Inc.*	26,442	408,529
Ennis, Inc.	44,350	692,303
Exponent, Inc.*	6,030	294,807
Furmanite Corp.*	47,500	252,225
G&K Services, Inc., Class A	8,050	322,322
GeoEye, Inc.*	8,752	313,584
Gibraltar Industries, Inc.*	11,575	201,058
GP Strategies Corp.*	8,049	172,249

	Shares	Value
Graham Corp.	27,292	$632,356
Greenbrier Cos., Inc.*	32,700	651,711
H&E Equipment Services, Inc.	42,881	826,746
Heidrick & Struggles International, Inc.	10,600	167,586
Heritage-Crystal Clean, Inc.*	5,316	83,621
Hurco Cos., Inc.*	6,721	199,479
InnerWorkings, Inc.*	32,047	445,774
Interface, Inc.	50,300	844,034
KEYW Holding Corp., The*	44,600	573,556
Kimball International, Inc., Class B	6,300	68,040
LB Foster Co., Class A	7,850	339,984
LMI Aerospace, Inc.*	8,400	185,640
Lydall, Inc.*	6,100	93,208
Manitex International, Inc.*	27,401	266,338
Marten Transport, Ltd.	21,625	440,285
Met-Pro Corp.	24,525	254,324
Michael Baker Corp.	13,300	341,677
Miller Industries, Inc.	15,875	242,570
NN, Inc.*	56,450	522,727
Old Dominion Freight Line, Inc.*	9,225	343,908
Orion Marine Group, Inc.*	20,200	157,560
Performant Financial Corp.*	55,430	703,961
PGT, Inc.*	157,400	771,260
Pike Electric Corp.	15,400	160,160
Proto Labs, Inc.*	14,703	604,734
RBC Bearings, Inc.*	9,789	516,174
Saia, Inc.*	14,466	375,248
SeaCube Container Leasing, Ltd.	22,100	507,637
Solarcity Corp.*	17,161	250,894
Standard Parking Corp.*	10,621	222,616
Sun Hydraulics Corp.	31,150	859,740
Team, Inc.*	12,597	551,875
Thermon Group Holdings, Inc.*	4,490	108,658
Titan Machinery, Inc.*	14,461	418,068
Trex Co., Inc.*	15,998	675,916
Universal Truckload Services, Inc.	10,075	180,745
US Ecology, Inc.	14,071	334,327
Wabash National Corp.*	35,425	366,649
WageWorks, Inc.*	20,992	419,000
Total Industrials		29,391,061
Information Technology - 20.4%
Actuate Corp.*	62,938	354,341
American Software Inc., Class A	30,150	259,290
Anaren, Inc.*	18,025	352,749

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.4% (continued)
Angie’s List, Inc.*	62,155	$780,045
Aspen Technology, Inc.*	20,900	639,540
AVG Technologies N.V.*	20,848	285,618
Bankrate, Inc.*	15,087	186,626
Bel Fuse, Inc., Class B	9,100	169,533
Blucora, Inc.	15,775	234,416
Brightcove, Inc.*	45,125	379,953
Cohu, Inc.	16,125	168,990
Commtouch Software, Ltd.*	44,000	129,800
Computer Task Group, Inc.*	67,550	1,292,907
comScore, Inc.*	25,100	369,723
Cornerstone OnDemand, Inc.*	20,740	677,783
CTS Corp.	31,500	313,425
Demandware, Inc.*	27,697	880,488
Digi International, Inc.*	17,283	169,373
E2open, Inc.*	50,485	901,157
Ellie Mae, Inc.*	8,326	166,770
Eloqua, Inc.*	7,427	174,460
EPAM Systems, Inc.*	60,415	1,251,799
ePlus, Inc.	2,200	102,498
ExlService Holdings, Inc.*	19,398	575,345
FARO Technologies, Inc.*	2,679	88,970
FleetMatics Group PLC*	18,103	453,842
Globecomm Systems, Inc.*	27,300	338,520
Glu Mobile, Inc.*	140,700	364,413
GSI Group, Inc.*	21,400	203,300
GSI Technology, Inc.*	14,200	94,430
Hackett Group Inc., The	22,000	94,600
Imperva, Inc.*	40,505	1,389,322
Infinera Corp.*	61,656	439,607
Infoblox, Inc.*	18,501	348,744
Interactive Intelligence Group, Inc.*	36,900	1,484,118
Intermolecular, Inc.*	1,600	15,008
IXYS Corp.	35,412	341,372
Jive Software, Inc.*	25,986	398,365
Lionbridge Technologies, Inc.*	34,200	136,458
LivePerson, Inc.*	31,507	421,249
Market Leader, Inc.*	80,134	607,415
MEMC Electronic Materials, Inc.*	146,718	610,347
Methode Electronics, Inc.	32,868	316,190
Monolithic Power Systems, Inc.	24,888	579,890
NIC, Inc.	72,716	1,185,271
Numerex Corp., Class A*	23,372	290,047
PC Connection, Inc.	13,946	172,233

	Shares	Value
Pericom Semiconductor Corp.*	10,900	$77,063
Procera Networks, Inc.*	10,613	178,617
Proofpoint, Inc.*	50,903	669,374
Rubicon Technology, Inc.*	31,000	208,320
Sierra Wireless, Inc.*	39,211	443,869
SPS Commerce, Inc.*	22,084	859,288
Stamps.com, Inc.	26,436	713,508
STEC, Inc.*	21,600	109,296
SunPower Corp.*	65,824	512,769
Supertex, Inc.	9,000	172,080
Symmetricom, Inc.*	25,742	138,749
Tangoe, Inc.*	35,065	506,689
TechTarget, Inc.*	16,400	83,312
Tessco Technologies, Inc.	52,400	1,171,140
Trulia, Inc.*	13,066	343,505
Tyler Technologies, Inc.*	30,700	1,659,335
Virtusa Corp.*	20,225	418,860
Vishay Precision Group, Inc.*	12,450	164,215
Xyratex, Ltd.	75,300	700,290
Total Information Technology		30,320,619
Materials - 4.6%
American Vanguard Corp.	13,194	447,277
Flotek Industries, Inc.*	20,500	275,930
Koppers Holdings, Inc.	30,200	1,224,912
Landec Corp.*	47,600	561,680
Materion Corp.	12,625	339,612
Myers Industries, Inc.	27,900	412,362
OMNOVA Solutions, Inc.*	149,700	1,224,546
Penford Corp.*	10,300	84,460
Spartech Corp.*	18,450	175,828
UFP Technologies, Inc.*	4,925	93,181
Universal Stainless & Alloy*	45,000	1,607,850
US Silica Holdings, Inc.	16,220	325,535
Total Materials		6,773,173
Telecommunication Services - 1.1%
8x8, Inc.*	59,787	395,790
HickoryTech Corp.	8,600	83,248
IDT Corp., Class B*	17,200	175,784
inContact, Inc.*	25,163	148,462
Premiere Global Services, Inc.*	35,600	333,572
Shenandoah Telecommunications Co.	11,000	161,260
Towerstream Corp.*	108,900	321,255
Total Telecommunication Services		1,619,371
Utilities - 0.6%
Chesapeake Utilities Corp.	6,975	331,034

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 0.6% (continued)
Unitil Corp.	21,000	$562,380
Total Utilities		893,414
Total Common Stocks (cost $112,184,360)		143,929,516
Warrants - 0.0%#
Magnum Hunter Resources Corp., 10/14/13* (cost $0)	10,499	1,470
Exchange Traded Funds - 0.2%
SPDR S&P Regional Banking ETF (cost $169,143)	8,200	244,606

	Principal	Value
Short-Term Investments - 2.6%
Repurchase Agreements - 0.0%#,4
JP Morgan Securities LLC, dated 01/31/13, due 02/01/13, 0.130%, total to be received $14 (secured by U.S. Government Agencies, 0.000% - 11.250%, 03/07/13 - 02/15/42, totaling $14)	$14	$14

	Shares
Other Investment Companies - 2.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	3,864,328	3,864,328
Total Short-Term Investments (cost $3,864,342)		3,864,342
Total Investments - 99.7% (cost $116,217,845)		148,039,934
Other Assets, less Liabilities - 0.3%		509,754
Net Assets - 100.0%		$148,549,688

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 0.7%
CyrusOne, Inc. (Industrials) (cost $1,249,290)*	59,980	$1,269,777
REITs - 97.1%
Apartments - 18.4%
American Campus Communities, Inc.	54,550	2,540,394
Apartment Investment & Management Co., Class A	44,190	1,205,503
AvalonBay Communities, Inc.	41,860	5,433,009
BRE Properties, Inc.	43,980	2,237,702
Camden Property Trust	26,255	1,821,834
Campus Crest Communities, Inc.	44,800	541,184
Equity Residential	155,430	8,609,268
Essex Property Trust, Inc.	27,780	4,272,008
UDR, Inc.	246,940	5,899,397
Total Apartments		32,560,299
Diversified - 9.6%
CapLease, Inc.	46,390	268,598
Digital Realty Trust, Inc.	69,410	4,713,633
Duke Realty Corp.	264,910	4,082,263
Liberty Property Trust	65,570	2,568,377
STAG Industrial, Inc.	24,660	486,295
Vornado Realty Trust	56,980	4,812,531
Total Diversified		16,931,697
Health Care - 13.3%
HCP, Inc.	143,794	6,670,604
Health Care REIT, Inc.	116,940	7,348,510
Omega Healthcare Investors, Inc.	72,460	1,852,078
Ventas, Inc.	114,439	7,586,161
Total Health Care		23,457,353
Hotels - 6.8%
DiamondRock Hospitality Co.	104,970	957,326
Host Hotels & Resorts, Inc.	294,160	4,938,946
LaSalle Hotel Properties	126,490	3,453,177
Pebblebrook Hotel Trust	16,810	418,737
RLJ Lodging Trust	61,132	1,278,270
Sunstone Hotel Investors, Inc.*	91,060	1,053,564
Total Hotels		12,100,020
Manufactured Homes - 1.0%
Equity Lifestyle Properties, Inc.	24,610	1,762,076
Office Properties - 11.5%
Alexandria Real Estate Equities, Inc.	14,380	1,042,550

	Shares	Value
Boston Properties, Inc.	70,650	$7,438,032
CommonWealth REIT	41,120	676,013
Highwoods Properties, Inc.	42,200	1,519,200
Mack-Cali Realty Corp.	59,550	1,617,974
Piedmont Office Realty Trust, Inc., Class A	171,560	3,316,255
SL Green Realty Corp.	58,030	4,664,451
Total Office Properties		20,274,475
Regional Malls - 17.1%
General Growth Properties, Inc.	228,340	4,457,197
Macerich Co., The	116,690	6,968,727
Simon Property Group, Inc.	81,630	13,075,493
Tanger Factory Outlet Centers	123,150	4,361,973
Taubman Centers, Inc.	16,460	1,341,490
Total Regional Malls		30,204,880
Shopping Centers - 6.7%
Acadia Realty Trust	38,090	995,673
DDR Corp.	203,590	3,377,558
Equity One, Inc.	31,080	702,719
Excel Trust, Inc.	49,680	624,974
Kimco Realty Corp.	296,820	6,164,951
Total Shopping Centers		11,865,875
Storage - 6.4%
Extra Space Storage, Inc.	18,420	733,853
Public Storage	68,850	10,598,081
Total Storage		11,331,934
Warehouse/Industrials - 6.3%
First Industrial Realty Trust, Inc.*	85,910	1,346,210
Prologis, Inc.	243,010	9,696,099
Total Warehouse/ Industrials		11,042,309
Total REITs (cost $159,568,420)		171,530,918

Other Investment Companies - 1.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $2,048,795)	2,048,795	2,048,795
Total Investments - 99.0% (cost $162,866,505)		174,849,490
Other Assets, less Liabilities - 1.0%		1,786,316
Net Assets - 100.0%		$176,635,806

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds - 96.9%
Alvord, CA Unified School District General Obligation, Election 2007, Series A, 5.000%, 08/01/23 (AGM Insured)	$285,000	$322,737
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/17 (National Insured)	110,000	125,507
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	225,000	275,524
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	126,243
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/19 (AGM Insured)	175,000	204,915
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/22 (AGM Insured)	200,000	231,652
Baldwin Park, CA Unified School District General Obligation, Election 2006, 4.300%, 08/01/24 (AGM Insured)	75,000	81,999
Barstow, CA Unified Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	386,783
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/17	20,000	23,426
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/22	35,000	39,842
Benicia, CA Unified School District General Obligation, 4.000%, 08/01/19	100,000	111,534
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	56,693
Butte-Glenn Counties, CA Community College District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	325,000	356,119
California Resource Efficiency Financing Authority, Series A, 5.000%, 07/01/23 (AMBAC Insured)	50,000	50,975
California State Department of Water Resources, Water System Revenue, Series A, 5.000%, 12/01/20	25,000	29,984
California State Educational Facilities Authority, Santa Clara University, 5.000%, 09/01/23	100,000	123,628
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	610,415
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	200,728
California State Public Works Board, Series C, 4.500%, 06/01/17	50,000	57,889
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	23,103
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	81,449
Centinela Valley Union High School District, Series A, 5.500%, 02/01/24 (National Insured)	100,000	124,210
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	113,023
Central, CA Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	75,000	78,934
Central, CA Unified School District General Obligation, 5.000%, 08/01/22 (Assured Guaranty)	25,000	28,722
Central, CA Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	26,158
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	17,398
Chaffey, CA Joint Union High School District General Obligation, 5.000%, 08/01/25	25,000	29,775
Citrus, CA Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	23,009
City of Costa Mesa, CA COP, Police Facility Expansion Project, 4.300%, 10/01/26 (National Insured)	25,000	27,035
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	134,120
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	266,297
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	21,264
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/23 (National Insured)	115,000	132,573
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	65,000	69,811
Colton, CA Public Financing Authority Electric Revenue, Series A, 5.000%, 04/01/26	140,000	160,695
Contra Costa County, CA Public Financing Authority Capital Projects Lease Revenue, Series A-1, 4.000%, 06/01/19	50,000	55,440
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/24 (AGM Insured)	75,000	86,601
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	57,640

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 96.9% (continued)
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	$410,000	$429,828
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16	50,000	56,546
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26	175,000	204,942
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/27	245,000	286,358
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.500%, 08/01/28	25,000	29,915
Desert Sands, CA Unified School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	44,880
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	371,365
El Monte, CA City School District General Obligation, Election 2004, Series A, 4.250%, 05/01/15 (FGIC Insured)	150,000	161,007
El Monte, CA Union High School District General Obligation, Election 2002, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	45,724
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)	565,000	604,686
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	257,748
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 08/01/16 (National Insured)	70,000	75,177
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	30,077
Golden West, CA Schools Financing Authority General Obligation, 5.250%, 09/01/24 (National Insured)	365,000	465,317
Grossmont, CA Union High School District General Obligation, 5.000%, 08/01/23 (National Insured)	85,000	94,651
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	58,755
Hemet, CA Unified School District General Obligation, 4.000%, 08/01/23 (AGM Insured)	35,000	37,795
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	134,345
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	116,885
Long Beach, CA Unified School District General Obligation Refunding, Series A, 5.000%, 08/01/25	30,000	34,982
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	101,705
Los Angeles County, CA Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series E, 5.000%, 07/01/25	35,000	40,689
Los Angeles County, CA Public Works Financing Authority, 5.000%, 10/01/15 (National Insured)	15,000	16,728
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	29,049
Los Angeles County, CA Sanitation Districts Financing Authority Capital Projects Revenue, 5.000%, 10/01/23 (FGIC Insured)	80,000	87,239
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	28,556
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	309,018
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)	780,000	849,381
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Real Property, Series B, 4.750%, 09/01/26	100,000	107,481
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series A, 5.000%, 09/01/24	100,000	110,461
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series C, 5.000%, 09/01/18	300,000	346,374
Los Angeles, CA Municipal Improvement Corp. Revenue, Prerefunded, Series B1, 5.000%, 08/01/21 (FGIC Insured)	5,000	5,351
Los Angeles, CA Municipal Improvement Corp. Revenue, Unrefunded, Series B1, 5.000%, 08/01/21 (FGIC Insured)	120,000	126,143
Los Angeles, CA Municipal Improvement Corp. Revenue, Unrefunded, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	52,273
Los Angeles, CA Municipal Improvement Corp. Revenue, Unrefunded, Series B1, 5.000%, 08/01/26 (FGIC Insured)	200,000	208,248
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/16	160,000	178,872
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/23	640,000	708,678
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series 2008 A, 5.000%, 09/01/25	50,000	55,015

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 96.9% (continued)
Los Angeles, CA Unified School District General Obligation, Election 2004, Series G, 5.000%, 07/01/24 (AMBAC Insured)	$35,000	$39,263
Madera, CA Unified School District General Obligation, 4.000%, 08/01/25 (AGM Insured)	60,000	64,512
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	30,000	34,086
Montebello, CA Unified School District General Obligation, Election 2004, 4.200%, 08/01/22 (National Insured)	100,000	106,698
Moreland, CA School District General Obligation, Series A, 5.000%, 08/01/15 (AMBAC Insured)	50,000	54,285
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	56,501
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,783
Mount Diablo, CA Unified School District General Obligation, Election 2002, 5.000%, 06/01/14 (National Insured)	30,000	31,859
Orange County, CA Sanitation District COP, Series A, 5.000%, 02/01/22	135,000	162,826
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	50,774
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	54,747
Perris, CA Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,722
Placentia-Yorba Linda, CA Unified School District General Obligation, Election 2002, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	70,048
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	11,730
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/22 (National Insured)	30,000	33,161
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/26 (National Insured)	275,000	300,132
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/15 (National Insured)	310,000	345,467
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/17 (National Insured)	275,000	322,578
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	291,832
Port of Oakland, CA Series B, 5.000%, 11/01/21 (National Insured)	625,000	694,100
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	75,000	82,306
Puerto Rico Sales Tax Financing Corp. Revenue, Prerefunded, Series 2009 A, 5.000%, 08/01/18	20,000	24,490
Puerto Rico Sales Tax Financing Corp. Revenue, Unrefunded Balance, Series 2009 A, 5.000%, 08/01/18	50,000	56,539
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20	685,000	746,239
Rescue, CA Union School District General Obligation, 5.000%, 09/01/21 (National Insured)	25,000	30,441
Rescue, CA Union School District General Obligation, 5.000%, 07/01/23 (National Insured)	50,000	61,031
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	38,342
Riverside, CA Unified School District General Obligation, Election 2001, Series B, 4.000%, 08/01/17 (National Insured)	100,000	108,850
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	171,858
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	62,282
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	163,743
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	142,354
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, 08/01/26 (FGIC Insured)	120,000	126,947
Sacramento, CA City Financing Authority Revenue, 5.000%, 12/01/14 (National Insured)	50,000	53,546
Sacramento, CA Municipal Utility District Electric Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	145,000	179,119
Sacramento, CA Municipal Utility District Unrefunded Balance Revenue, Series R, 5.000%, 08/15/18 (National Insured)	45,000	46,061
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26	480,000	597,979
San Bernardino, CA Community College District General Obligation, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	196,761

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 96.9% (continued)
San Bernardino, CA Community College District, Election 2008, Series A, 6.250%, 08/01/23	$620,000	$770,548
San Diego, CA Public Facilities Financing Authority Sewer Revenue, Series B, 5.000%, 05/15/21	50,000	59,850
San Diego, CA Public Facilities Financing Authority Water Revenue, Series B, 5.000%, 08/01/20	30,000	36,448
San Diego, CA Unified Port District Revenue, Series B, 5.000%, 09/01/23 (National Insured)	325,000	339,086
San Francisco, CA City & County Airports Commission Revenue, Second Series Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	548,295
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	95,000	107,928
San Francisco, CA City and County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	54,544
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	62,077
San Juan, CA Unified School District General Obligation, Election 2002, Series A, 5.000%, 08/01/16 (National Insured)	150,000	160,536
Santa Ana, CA Unified School District General Obligation, Series A, 5.250%, 08/01/26	500,000	567,915
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,479,439
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	330,000	343,272
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series H, 5.000%, 08/01/19 (Assured Guaranty)	100,000	117,281
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	81,728
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/16 (National Insured)	250,000	277,995
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/22 (National Insured)	500,000	588,655
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	48,791
Santa Clara County, CA Financing Authority Lease Revenue, Series A, 5.000%, 11/15/21	185,000	215,246
Santa Clara County, CA San Jose Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/24 (FGIC Insured)	200,000	225,452
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	101,177
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	53,748
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/24 (National Insured)	100,000	115,468
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/25 (National Insured)	100,000	115,280
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	27,006
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	44,100
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	17,197
South Western, CA Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	317,462
Southern California Public Power Authority Revenue, Southern Transmission Project, Series B, 5.750%, 07/01/24	75,000	89,680
State Center, CA Community College District General Obligation, Election 2002, Series A, 4.000%, 08/01/16 (AGM Insured)	60,000	66,462
Sweetwater, CA Authority Water Revenue, 5.000%, 04/01/17 (AMBAC Insured)	50,000	54,568
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	93,588
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	112,544

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 96.9% (continued)
Tustin, CA Unified School District No. 2002-1 General Obligation, Election 2002, Series B, 4.250%, 06/01/15 (AMBAC Insured)	$50,000	$53,852
Upland, CA Unified School District General Obligation, 5.000%, 08/01/22	25,000	31,208
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	130,284
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	43,356
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	16,046
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	350,000	374,912
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	85,000	90,805
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	113,268
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	691,285
Wasco, CA Union High School District General Obligation, Election 2008, Series B, 4.000%, 08/01/25 (AGM Insured)	35,000	37,305
West Contra Costa, CA Unified School District General Obligation, Election 2005, Series B, 6.000%, 08/01/21	75,000	94,900
Wiseburn, CA School District, Class A, 5.000%, 08/01/16 (National Insured)	75,000	82,279
Yosemite, CA Community College District General Obligation, Prerefunded, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	420,000	467,687
Yosemite, CA Community College District General Obligation, Unrefunded, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	95,000	104,170
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	103,964
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	28,867
Total Municipal Bonds (cost $25,247,862)		27,290,640

	Shares
Other Investment Companies - 1.5%[1]
BlackRock Liquidity Funds, California Money Fund - Institutional Class Shares, 0.01% (cost $419,492)	419,492	419,492
Total Investments - 98.4% (cost $25,667,354)[8]		27,710,132
Other Assets, less Liabilities - 1.6%		448,597
Net Assets - 100.0%		$28,158,729

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity Fund	$31,762,842	$11,046,566	$(374,730)	$10,671,836
Managers AMG FQ U.S. Equity Fund	42,093,331	8,020,512	(551,736)	7,468,776
Managers AMG FQ Global Alternatives Fund	158,410,469	8,299,098	—	8,299,098
Managers AMG FQ Global Essentials Fund	126,919,504	2,352,681	(413,848)	1,938,833
Managers Frontier Small Cap Growth Fund	75,937,685	18,371,615	(4,421,987)	13,949,628
Managers AMG TSCM Growth Equity Fund	24,636,405	4,376,609	(108,312)	4,268,297
Managers Micro-Cap Fund	117,490,192	33,881,687	(3,331,959)	30,549,728
Managers Real Estate Securities Fund	164,106,357	12,118,260	(1,375,127)	10,743,133
Managers California Intermediate Tax-Free Fund	25,667,354	2,050,924	(8,146)	2,042,778

*	Non-income producing security.
#	Rounds to less than 0.1%.
1	Yield shown for each investment company represents the January 31, 2013, seven-day average yield, which refers to the sum of the previous seven days dividends paid, expressed as an annual percentage.
2	Some or all of this security is held as collateral for options written.
3	Some or all of these shares were out on loan to various brokers as of January 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ U.S. Equity Fund	$328,818	0.7%
Managers AMG FQ Global Essentials Fund	10,117,516	8.5%
Managers Frontier Small Cap Growth Fund	3,344,168	3.7%

4	Collateral received from brokers for securities lending was invested in these short-term investments.
5	Indicates yield to maturity at January 31, 2013
6	Some or all of these securities were held as collateral for futures contracts as of January 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives Fund	$48,091,278	29.3%
Managers AMG FQ Global Essentials Fund	8,997,714	7.6%

7	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. The market value of illiquid securities at January 31, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Micro Cap Fund	$121,590	0.1%

8	At January 31, 2013, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 94.0% and Puerto Rico 2.9%. At January 31, 2013, 63.0% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 36.8% and FGIC Insured 11.4%.

Notes to Schedules of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputsis summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of January 31, 2013, the securities in Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers AMG TSCM Growth Equity Fund, and Managers Real Estate Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report.

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of January 31, 2013:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$48,927,514	—	—	$48,927,514
Short-Term Investments
Repurchase Agreements	—	$331,694	—	331,694
Other Investment Companies	261,999	—	—	261,999

Total Investments in Securities	$49,189,513	331,694	—	$49,521,207

Financial Derivative Instruments-Assets††
Equity Contracts	$49,016	—	—	$49,016

Financial Derivative Instruments-Liabilities††
Equity Contracts	(90,475)	—	—	(90,475)

Total Financial Derivative Instruments	$(41,459)	$—	$—	$(41,459)

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Alternatives Fund
Investments in Securities
Exchange Traded Funds†††	$33,251,065	—	—	$33,251,065
U.S. Government and Agency Obligations††††	—	$48,091,278	—	48,091,278
Other Investment Companies	85,367,224	—	—	85,367,224

Total Investments in Securities	$118,618,289	$48,091,278	—	$166,709,567

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts	—	$9,714,460	—	$9,714,460
Equity Contracts	$850,989	—	—	850,989
Interest Rate Contracts	384,474	560,319	—	944,793

	1,235,463	10,274,779	—	11,510,242

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts	—	(5,403,526)	—	(5,403,526)
Equity Contracts	(3,645,530)	—	—	(3,645,530)
Interest Rate Contracts	(1,003,678)	(1,778,292)	—	(2,781,970)

	(4,649,208)	(7,181,818)	—	(11,831,026)

Total Financial Derivative Instruments	$(3,413,745)	$3,092,961	—	$(320,784)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Essentials Fund
Investments in Securities
Exchange Traded Funds†††	$48,417,927	—	—	$48,417,927
Exchange Traded Notes†††	14,333,702	—	—	14,333,702
U.S. Government and Agency Obligations††††	—	$8,997,714	—	8,997,714
Short-Term Investments
Repurchase Agreements	—	10,434,410	—	10,434,410
Other Investment Companies	46,674,584	—	—	46,674,584

Total Investments in Securities	$109,426,213	$19,432,124	—	$128,858,337

Financial Derivative Instruments-Assets††
Equity Contracts	$2,223,657	—	—	$2,223,657
Interest Rate Contracts	—	—	—	—

	2,223,657	—	—	2,223,657

Financial Derivative Instruments-Liabilities††
Equity Contracts	(30,366)	—	—	(30,366)
Interest Rate Contracts	(2,162,829)	—	—	(2,162,829)

Total Financial Derivative Instruments	$30,462	—	—	$30,462

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks	$86,876,574	—	—	$86,876,574
Warrants	1,382	—	—	1,382
Short-Term Investments
Repurchase Agreements	—	$3,420,255	—	3,420,255
Other Investment Companies	3,009,357	—	—	3,009,357

Total Investments in Securities	$89,887,313	$3,420,255	—	$93,307,568

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Micro-Cap Fund
Investments in Securities
Common Stocks†	$143,807,926	$121,590	—	$143,929,516
Exchange Traded Funds	244,606	—	—	244,606
Warrants	1,470	—	—	1,470
Short-Term Investments
Repurchase Agreements	—	14	—	14
Other Investment Companies	3,864,328	—	—	3,864,328

Total Investments in Securities	$147,918,330	$121,604	—	$148,039,934

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers California Intermediate Tax-Free Fund
Investments in Securities
Municipal Bonds**	—	$27,290,640	—	$27,290,640
Other Investment Companies	$419,492	—	—	419,492

Total Investments in Securities	$419,492	$27,290,640	—	$27,710,132

†	For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments. The only Level 2 security is classified in the Industrials industry.
††	Derivative instruments, such as futures, options and forwards, are not reflected in the Schedule of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.
††††	All U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
**	All municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of securities, please refer to the Schedule of Portfolio Investments.

As of January 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Options

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At January 31, 2013, the Funds had the following open written options:

Managers AMG FQ U.S. Equity Fund
Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	1,520	02/16/13	100	$29,850	$(16,150)
S&P 500 Index (Call)	1,540	02/16/13	245	32,707	6,982
S&P 500 Index (Put)	1,340	02/16/13	245	31,483	19,233
S&P 500 Index (Put)	1,370	02/16/13	100	19,850	13,350

Total				$113,890	$23,415

Transactions in written put and call options for the period from November 1, 2012 to January 31, 2013, were as follows:

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2012	490	$227,265
Options written	2,030	674,880
Options exercised/expired/closed	(1,830)	(788,255)

Options outstanding at January 31, 2013	690	$113,890

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC contracts is Morgan Stanley.

At January 31, 2013, the Funds had the following open futures contracts:

Managers AMG FQ U.S. Equity Fund - Futures Contracts
Type	Number of Contracts	Position	Expiration Date	Unrealized Loss
S&P 500 E-Mini Index	2	Long	03/15/13	$8,116

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Managers AMG FQ Global Alternatives Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Type	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	173	Long	Exchange	02/15/13	$268,971
Australia 10-Year bond	AUD	140	Short	Exchange	03/15/13	365,024
Australian SPI 200	AUD	70	Short	Exchange	03/21/13	(383,245)
CAC40 Index	EUR	680	Short	Exchange	02/15/13	(240,998)
Canadian 10-Year bond	CAD	285	Short	OTC	03/19/13	560,319
DAX Index	EUR	60	Long	Exchange	03/15/13	369,988
Euro-Bund 10-Year	EUR	159	Long	OTC	03/07/13	(534,222)
FTSE 100 Index	GBP	26	Long	Exchange	03/15/13	149,790
FTSE/MIB Index	EUR	252	Short	Exchange	03/15/13	(1,759,122)
Hang Seng Index	HKD	89	Long	Exchange	02/27/13	62,240
IBEX 35 Index	EUR	135	Long	Exchange	02/15/13	(321,112)
Japanese 10-Year Bond	JPY	858	Short	Exchange	03/08/13	19,450
S&P 500 E-Mini Index	USD	292	Short	Exchange	03/15/13	(892,468)
S&P/TSX 60 Index	CAD	20	Long	Exchange	03/14/13	(21,380)
TOPIX Index	JPY	6	Short	Exchange	03/07/13	(27,205)
U.K. 10-Year Gilt	GBP	339	Long	Exchange	03/26/13	(1,003,678)
U.S. Treasury 10-Year Note	USD	700	Long	OTC	03/19/13	(1,244,070)
Total						$(4,631,718)

Managers AMG FQ Global Essentials Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	17	Long	02/15/13	$30,949
Australia 10-Year bond	AUD	162	Long	03/15/13	(431,731)
Australian SPI 200	AUD	26	Long	03/21/13	174,359
CAC40 Index	EUR	31	Long	02/15/13 to 03/15/13	31,979
Canadian 10-Year bond	CAD	156	Long	03/19/13	(310,330)
DAX Index	EUR	6	Long	03/15/13	51,120
E-Mini MSCI Index	USD	172	Long	03/15/13	261,070
Euro-Bund 10-Year	EUR	74	Long	03/07/13	(188,033)
Euro-Bund 30-Year	EUR	45	Long	03/07/13	(28,292)

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
FTSE 100 Index	GBP	15	Long	03/15/13	$87,139
FTSE/MIB Index	EUR	14	Long	03/15/13	117,236
Hang Seng Index	HKD	11	Long	02/27/13	7,697
IBEX 35 Index	EUR	13	Long	02/15/13	(30,366)
Russell 2000 Index	USD	108	Long	03/15/13	824,347
S&P 500 E-Mini Index	USD	37	Long	03/15/13	150,140
S&P/TSX 60 Index	CAD	19	Long	03/14/13	96,922
TOPIX Index	JPY	23	Long	03/07/13	390,699
U.K. 10-Year Gilt	GBP	151	Long	03/26/13	(544,675)
U.S. Treasury Long Bond	USD	126	Long	03/19/13	(659,768)
Total					$30,462

At January 31, 2013, the Funds had the following foreign currency contracts (in U.S. Dollars):

Managers AMG FQ Global Alternatives Fund - Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Australian Dollar	Long	03/20/13	GS	$5,148,449	$5,192,224	$(43,775)
British Pound	Long	03/20/13	MS	36,211,744	36,762,136	(550,392)
Euro	Long	03/20/13	GS	59,971,619	57,911,860	2,059,759
Euro	Long	03/20/13	MS	41,611,070	40,216,603	1,394,467
Japanese Yen	Long	03/21/13	GS	13,706,052	14,520,445	(814,393)
New Zealand Dollar	Long	03/20/13	GS	13,740,705	13,544,212	196,493
New Zealand Dollar	Long	03/20/13	MS	21,588,564	21,232,470	356,094
Norwegian Krone	Long	03/20/13	GS	23,544,460	22,924,084	620,376
Norwegian Krone	Long	03/20/13	MS	13,050,014	12,662,041	387,973
Singapore Dollar	Long	03/20/13	GS	5,139,303	5,166,964	(27,661)
Singapore Dollar	Long	03/20/13	MS	2,391,849	2,429,529	(37,680)
Swedish Krona	Long	03/20/13	GS	5,801,351	5,677,536	123,815
Swedish Krona	Long	03/20/13	MS	22,993,293	22,139,139	854,154
Australian Dollar	Short	03/20/13	GS	16,978,920	16,961,611	17,309
Australian Dollar	Short	03/20/13	MS	42,649,818	42,731,219	(81,401)
British Pound	Short	03/20/13	GS	3,177,283	3,129,150	48,133

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Canadian Dollar	Short	03/20/13	GS	$33,555,282	$33,373,155	$182,127
Canadian Dollar	Short	03/20/13	MS	13,101,568	13,033,510	68,058
Canadian Dollar	Short	03/20/13	MS	4,773,473	4,818,255	(44,782)
Euro	Short	03/20/13	GS	17,658,977	18,360,549	(701,572)
Japanese Yen	Short	03/20/13	GS	13,799,170	12,386,087	1,413,083
Japanese Yen	Short	03/21/13	GS	9,733,637	9,592,731	140,906
Japanese Yen	Short	03/20/13	MS	13,747,317	12,386,087	1,361,230
New Zealand Dollar	Short	03/20/13	GS	73,615,018	74,764,867	(1,149,849)
New Zealand Dollar	Short	03/20/13	MS	4,033,820	4,026,954	6,866
Norwegian Krone	Short	03/20/13	GS	14,630,762	14,966,283	(335,521)
Singapore Dollar	Short	03/20/13	GS	31,386,698	30,903,081	483,617
Swedish Krona	Short	03/20/13	GS	40,615,414	42,231,914	(1,616,500)

Total				$598,355,630	$594,044,696	$4,310,934

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

REIT:         Real Estate Investment Trust

Currency and Counterparty Abbreviations:

MS:	Morgan Stanley	GS:	Goldman Sachs Group, Inc.
AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound	OTC:	Over-the-counter

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Principal Amount†	Value
Asset-Backed Securities - 2.0%
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.784%, 07/25/32 (02/25/13)[1]	$77,398	$67,010
Bear Stearns Asset-Backed Securities, Inc., Series 2006-AQ1, Class 2A1, 0.284%, 10/25/36 (02/25/13)[1]	65,859	63,363
Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A2, 0.304%, 08/25/37 (02/25/13)[1]	8,293,319	8,134,647
EFS Volunteer No. 2 LLC, Series 1, Class A1, 1.090%, 07/26/27 (02/25/13) (a)[1]	1,909,001	1,927,095
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.944%, 05/25/40 (02/25/13) (a)[1]	553,429	517,341
First NLC Trust, Series 2007-1, Class A1, 0.274%, 08/25/37 (02/25/13) (a)[1]	667,545	330,496
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.264%, 01/25/37 (02/25/13)[1]	39,711	18,320
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.764%, 10/25/34 (02/25/13)[1]	55,661	49,830
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.254%, 11/25/36 (02/25/13)[1]	11,554	5,002
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.464%, 09/25/35 (02/25/13)[1]	1,587,551	1,542,078
Securitized Asset Backed Receivables LLC,
Series 2007-HE1, Class A2A, 0.264%, 12/25/36 (02/25/13)[1]	460,045	136,603
Series 2007-NC2, 0.244%, 01/25/37 (02/25/13)[1]	113,472	107,499
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23	67,782	74,990
Series 2007-20K, Class 1, 5.510%, 11/01/27	3,054,927	3,516,225
Series 2008-10E, Class 1, 5.110%, 09/01/18	1,328,288	1,427,574
Series 2008-20I, Class 1, 5.600%, 09/01/28	6,661,498	7,722,235
Series 2009-20E, Class 1, 4.430%, 05/01/29	3,952,721	4,370,322
Structured Asset Securities Corp., Series 2002-HF1, 0.784%, 01/25/33 (02/25/13)[1]	46,531	44,787
Total Asset-Backed Securities (cost $28,688,175)		30,055,417
Bank Loan Obligations - 0.1%
American Governmental Financial Services Funding Co., Term Loan, 5.662%, 05/18/17 (cost $1,194,000)	1,200,000	1,206,450
Corporate Bonds and Notes - 15.6%
Financials - 11.5%
AK Transneft OJSC Via TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)	600,000	768,900
Allstate Life Global Funding Trusts, MTN, 5.375%, 04/30/13	1,600,000	1,619,443
Ally Financial, Inc.,
3.510%, 02/11/14 (02/11/13)[1]	1,000,000	1,018,870
4.500%, 02/11/14	7,700,000	7,931,000
5.500%, 02/15/17	3,300,000	3,563,809
7.500%, 12/31/13	1,500,000	1,578,750
7.500%, 09/15/20	1,100,000	1,326,875
8.300%, 02/12/15	800,000	893,000
American International Group, Inc.,
5.050%, 10/01/15	400,000	439,289
6.250%, 03/15/37	800,000	857,000
8.250%, 08/15/18	4,500,000	5,854,604
MTN, 5.600%, 10/18/16	800,000	911,543
ANZ National International, Ltd., 6.200%, 07/19/13 (a)	1,800,000	1,847,018
Australia and New Zealand Banking Group, Ltd., 2.125%, 01/10/14 (a)[2]	2,400,000	2,437,128
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)	200,000	208,500

1

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 11.5% (continued)
Bank of America Corp.,
4.500%, 04/01/15		$10,000,000	$10,650,310
6.000%, 10/15/36		900,000	1,092,575
6.500%, 08/01/16		2,800,000	3,240,095
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a)		400,000	447,753
Bank of Montreal,
1.950%, 01/30/17 (a)[3]		600,000	623,578
2.850%, 06/09/15 (a)		800,000	842,560
Bank of Nova Scotia,
1.650%, 10/29/15 (a)		900,000	924,468
1.950%, 01/30/17 (a)		200,000	207,907
BBVA Bancomer SA,
4.500%, 03/10/16 (a)		500,000	531,250
6.500%, 03/10/21 (a)		900,000	1,035,000
BPCE SA, 2.375%, 10/04/13 (a)[2]		400,000	404,060
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		400,000	422,000
CIT Group, Inc., 5.250%, 04/01/14 (a)		300,000	313,875
Citigroup, Inc.,
2.310%, 08/13/13 (02/13/13)[1]		1,100,000	1,110,054
5.850%, 07/02/13		100,000	102,028
6.125%, 08/25/36[3]		4,200,000	4,681,740
EMTN, Class B, 1.458%, 11/30/17[4]	EUR	3,800,000	4,858,143
MTN, 5.500%, 10/15/14		5,800,000	6,215,454
Commonwealth Bank of Australia, 0.725%, 07/12/13 (04/12/13) (a)[1]		7,500,000	7,517,168
Credit Suisse New York, 2.200%, 01/14/14		800,000	812,651
Dexia Credit Local SA, 0.781%, 04/29/14 (04/29/13) (a)[1]		4,100,000	4,055,515
Ford Motor Credit Co. LLC,
7.000%, 04/15/15		1,400,000	1,554,087
8.700%, 10/01/14		1,000,000	1,117,605
General Electric Capital Corp., 5.500%, 09/15/67 (a)[4]	EUR	1,900,000	2,580,284
Goldman Sachs Group, Inc., The,
1.312%, 02/07/14 (02/07/13)[1]		2,200,000	2,210,261
5.950%, 01/18/18		2,200,000	2,558,497
6.150%, 04/01/18		2,000,000	2,352,354
HSBC Bank PLC, 2.000%, 01/19/14 (a)[2]		800,000	807,932
International Lease Finance Corp.,
5.750%, 05/15/16		300,000	324,243
5.875%, 05/01/13		400,000	403,350
6.750%, 09/01/16 (a)		800,000	906,000
GMTN, 6.375%, 03/25/13		400,000	403,200
Intesa Sanpaolo S.p.A, 2.712%, 02/24/14 (02/25/13) (a)[1,2]		1,700,000	1,711,932
JPMorgan Chase & Co.,
6.000%, 01/15/18		1,500,000	1,783,681
EMTN, 0.434%, 09/26/13 (03/26/13)[1]	EUR	200,000	271,888

2

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 11.5% (continued)
JPMorgan Chase Bank, NA,
0.640%, 06/13/16 (03/13/13)[1]		$1,300,000	$1,276,961
0.878%, 05/31/17[4]	EUR	900,000	1,197,090
LBG Capital No. 1 PLC,
8.500%, 12/29/49 (a)[2,4,5]		400,000	427,804
Series 8, 7.869%, 08/25/20[3]	GBP	2,300,000	3,861,193
Lloyds TSB Bank PLC, 6.350%, 10/29/49[4,5]	EUR	1,800,000	1,979,660
Merrill Lynch & Co., Inc., GMTN, 6.400%, 08/28/17		3,400,000	3,986,694
Morgan Stanley,
GMTN, 2.810%, 05/14/13 (02/14/13)[1]		1,200,000	1,206,876
GMTN, 7.300%, 05/13/19		200,000	245,142
MTN, 5.950%, 12/28/17		1,800,000	2,067,775
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)		1,500,000	1,527,128
Nationwide Building Society, 6.250%, 02/25/20 (a)[2,3]		1,800,000	2,082,200
Nordea Bank AB, 2.125%, 01/14/14 (a)[2]		400,000	403,916
Principal Life Income Funding Trusts,
MTN, 5.300%, 04/24/13		1,500,000	1,516,042
MTN, 5.550%, 04/27/15		2,300,000	2,533,282
Qatari Diar Finance “Q.S.C.”, 3.500%, 07/21/15		900,000	945,000
Resona Bank, Ltd., 5.850%, 09/29/49 (a)[2,4,5]		500,000	537,108
Royal Bank of Scotland Group PLC, The, 6.990%, 10/29/49 (a)[2,4,5]		2,600,000	2,470,000
Santander SA US Debt Unipersonal, 2.991%, 10/07/13 (a)[2]		3,700,000	3,724,409
SLM Corp., MTN, 6.250%, 01/25/16		300,000	331,592
Springleaf Finance Corp., 4.125%, 11/29/13	EUR	3,900,000	5,329,808
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000	3,050,287
State Street Capital Trust IV, 1.308%, 06/15/37 (03/15/13)[1]		300,000	235,500
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000	3,054,444
Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (a)[2]		1,000,000	1,010,227
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)		900,000	1,021,333
UBS AG,
5.875%, 12/20/17		1,300,000	1,545,019
Series FRN, 1.301%, 01/28/14 (04/29/13)[1]		300,000	302,154
Vnesheconombank Via VEB Finance PLC, 5.450%, 11/22/17 (a)		400,000	441,680
Wachovia Corp., MTN, 0.489%, 08/01/13 (05/01/13)[1]		300,000	300,344
Wells Fargo & Co., Series K, 7.980%, 03/29/49[4,5]		14,600,000	16,808,250
Westpac Banking Corp., 3.585%, 08/14/14 (a)[2]		3,800,000	3,975,792
Total Financials			169,723,937
Industrials - 3.9%
AbbVie, Inc., 1.072%, 11/06/15 (02/06/13) (a)[1,2]		2,900,000	2,946,374
Altria Group, Inc., 9.700%, 11/10/18		406,000	561,002
Amgen, Inc., 6.150%, 06/01/18		4,900,000	5,939,030
AT&T, Inc., 6.300%, 01/15/38		1,200,000	1,470,326
Caterpillar, Inc., 0.482%, 05/21/13 (02/21/13)[1]		4,200,000	4,203,339

3

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 3.9% (continued)
Comcast Corp., 6.450%, 03/15/37		$100,000	$124,094
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		1,500,000	1,915,376
Gazprom OAO Via Gaz Capital SA,
5.092%, 11/29/15 (a)		200,000	213,000
6.212%, 11/22/16 (a)		400,000	447,000
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)		400,000	444,000
Hewlett-Packard Co., 0.592%, 05/24/13 (02/25/13)[1]		4,900,000	4,891,043
International Business Machines Corp., 5.700%, 09/14/17		1,400,000	1,680,419
Noble Group, Ltd., 4.875%, 08/05/15 (a)		1,000,000	1,057,000
Novatek OAO via Finance, Ltd., 5.326%, 02/03/16 (a)		400,000	428,200
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)		380,000	427,500
Petrobras International Finance Co.,
3.875%, 01/27/16		3,300,000	3,472,630
5.875%, 03/01/18		2,300,000	2,597,162
Petroleos Mexicanos, 8.000%, 05/03/19		5,100,000	6,553,500
Qtel International Finance, Ltd., 4.750%, 02/16/21 (a)		200,000	222,750
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)		717,750	806,392
Rohm & Haas Co., 6.000%, 09/15/17		1,100,000	1,293,557
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000	8,193,091
Time Warner, Inc., 5.875%, 11/15/16		1,200,000	1,402,739
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16		317,882	368,743
UnitedHealth Group, Inc., 4.875%, 02/15/13		1,600,000	1,601,914
Vale Overseas, Ltd., 6.875%, 11/21/36		500,000	590,547
Volkswagen International Finance NV, 0.918%, 04/01/14 (04/01/13) (a)[1]		2,900,000	2,909,561
Total Industrials			56,760,289
Utilities - 0.2%
ENN Energy Holdings, Ltd., 6.000%, 05/13/21 (a)		200,000	230,815
Entergy Corp., 3.625%, 09/15/15		2,200,000	2,291,333
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000	875,000
Tokyo Electric Power Co., Inc., The,
Series 513, 1.500%, 05/30/14	JPY	1,000,000	10,863
Series 527, 1.850%, 07/28/14	JPY	7,000,000	76,245
Total Utilities			3,484,256
Total Corporate Bonds and Notes (cost $207,025,367)			229,968,482
Foreign Government and Agency Obligations - 10.1%
Banco do Brasil SA,
Bonds, 5.875%, 01/19/23 (a)		200,000	217,000
Notes, Series YCD, 0.384%, 06/28/13[6]		10,000,000	9,984,440
Banco Nacional de Desenvolvimento Economico e Social Notes, 4.125%, 09/15/17	EUR	400,000	586,349
Brazil Notas do Tesouro Nacional, Series F,
Bonds, 10.000%, 01/01/21	BRL	27,000	14,139
Bonds, 10.000%, 01/01/23	BRL	16,000	8,341
Notes, 10.000%, 01/01/17	BRL	1,939,000	1,020,899

4

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 10.1% (continued)
British Columbia Bonds, Province of, 4.300%, 06/18/42	CAD	300,000	$345,355
Export-Import Bank of Korea, The, Notes, 8.125%, 01/21/14		1,000,000	1,070,374
Italy Buoni Poliennali Del Tesoro,
Bonds, Series CPI, 2.100%, 09/15/21	EUR	964,503	1,262,121
Notes, 2.500%, 03/01/15	EUR	1,600,000	2,200,817
Notes, 3.500%, 06/01/14	EUR	400,000	558,584
Notes, 3.500%, 11/01/17	EUR	11,100,000	15,356,972
Notes, 4.500%, 07/15/15	EUR	500,000	717,104
Notes, 4.750%, 09/15/16	EUR	2,400,000	3,505,345
Notes, 6.000%, 11/15/14	EUR	200,000	292,434
Korea Development Bank Notes, The, 4.375%, 08/10/15		3,500,000	3,784,025
Korea Finance Corp. Notes, 3.250%, 09/20/16		800,000	851,461
Korea Housing Finance Corp. Notes, 4.125%, 12/15/15		500,000	541,160
Mexican Fixed Rate,
Bonds, Series M 20, 10.000%, 12/05/24	MXN	900,000	101,002
Notes, Series M, 6.000%, 06/18/15	MXN	10,000,000	815,481
Notes, Series M 10, 7.750%, 12/14/17	MXN	11,200,000	999,189
Ontario Bonds, Province of,
2.850%, 06/02/23	CAD	300,000	296,589
4.000%, 06/02/21	CAD	4,000,000	4,391,899
4.200%, 06/02/20	CAD	2,500,000	2,783,312
4.300%, 03/08/17	CAD	1,000,000	1,098,296
4.400%, 06/02/19	CAD	1,400,000	1,574,712
4.700%, 06/02/37	CAD	2,600,000	3,067,552
Bonds, 3.150%, 06/02/22	CAD	4,300,000	4,408,772
MTN, 4.600%, 06/02/39	CAD	700,000	820,419
MTN, 5.500%, 06/02/18	CAD	400,000	468,322
Ontario Notes, Province of,
1.650%, 09/27/19		1,300,000	1,288,105
3.000%, 07/16/18[3]		400,000	433,467
4.200%, 03/08/18	CAD	200,000	221,247
Panama Government Bonds, 7.250%, 03/15/15		200,000	224,000
Quebec Bonds, Province of,
2.750%, 08/25/21		900,000	927,776
3.000%, 09/01/23	CAD	300,000	297,338
3.500%, 07/29/20		500,000	550,161
3.500%, 12/01/22	CAD	8,100,000	8,452,213
4.250%, 12/01/21	CAD	5,100,000	5,663,536
4.250%, 12/01/43	CAD	1,200,000	1,330,491
4.500%, 12/01/16	CAD	100,000	110,334
4.500%, 12/01/17	CAD	100,000	111,622
MTN, 4.500%, 12/01/18	CAD	500,000	563,164
Spain Government Bonds,
3.150%, 01/31/16	EUR	8,300,000	11,316,215

5

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 10.1% (continued)
Spain Government Bonds,
3.800%, 01/31/17	EUR	600,000	$825,249
4.400%, 01/31/15[3]	EUR	900,000	1,271,871
Spain Government Notes,
3.000%, 04/30/15	EUR	300,000	411,492
3.300%, 10/31/14	EUR	1,600,000	2,210,322
3.750%, 10/31/15	EUR	17,500,000	24,277,142
4.250%, 10/31/16	EUR	17,100,000	23,946,130
4.500%, 01/31/18	EUR	1,100,000	1,535,403
Total Foreign Government and Agency Obligations (cost $142,271,323)			149,109,743
Mortgage-Backed Securities - 4.1%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.508%, 02/25/45 (03/25/13)[1]		493,996	485,888
Arran Residential Mortgages Funding PLC,
Series 2010-1A, Class A1B, 1.391%, 05/16/47 (02/18/13) (a)[1]	EUR	39,792	54,072
Series 2010-1A, Class A2B, 1.591%, 05/16/47 (02/18/13) (a)[1]	EUR	2,000,000	2,765,325
Bank of America Funding Corp., Series 2005-D, Class A1, 2.619%, 05/25/35 (03/25/13)[1]		638,494	653,016
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A, 2.785%, 11/25/30 (03/25/13)[1]		16,263	16,687
Series 2002-11, Class 1A1, 2.978%, 02/25/33 (03/25/13)[1]		22,407	22,661
Series 2003-1, Class 6A1, 2.514%, 04/25/33 (03/25/13)[1]		244,039	247,400
Series 2005-2, Class A1, 2.570%, 03/25/35 (03/25/13)[1]		6,956,698	7,046,784
Series 2005-2, Class A2, 2.793%, 03/25/35 (03/25/13)[1]		3,884,578	3,925,718
Series 2005-5, Class A2, 2.320%, 08/25/35 (03/25/13)[1]		9,461,511	9,661,059
Series 2005-12, Class 13A, 5.369%, 02/25/36 (03/25/13)[1]		230,585	228,331
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.883%, 05/25/35 (03/25/13)[1]		1,267,985	1,162,613
Series 2005-7, Class 22A1, 2.966%, 09/25/35 (03/25/13)[1]		611,931	512,573
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,309,646
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1, 2.270%, 09/25/35 (03/25/13)[1]		5,119,407	5,094,842
Series 2005-11, Class A2A, 2.570%, 10/25/35 (03/25/13)[1]		290,970	286,909
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.384%, 05/25/47 (02/25/13)[1]		1,177,067	872,491
Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A, 2.783%, 02/20/36 (03/20/13)[1]		334,306	302,977
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A, 0.284%, 10/25/46 (02/25/13)[1]		11	11
Series 2006-AR8, Class 1A1A, 0.284%, 01/25/47 (02/25/13)[1]		32	32
GS Mortgage Securities Corp., Series 2007-EOP, Class A1, 1.103%, 03/06/20 (02/06/13) (a)[1]		1,340,153	1,342,606
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.121%, 11/25/35 (03/25/13)[1]		912,871	904,019
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.511%, 01/25/36 (03/25/13)[1]		1,418,481	1,105,849
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,393,033
Series 2010-C2, Class A3, 4.070%, 11/15/43 (a)		2,000,000	2,248,023
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.961%, 02/25/35 (03/25/13)[1]		312,063	317,504

6

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Mortgage-Backed Securities - 4.1% (continued)
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.414%, 02/25/36 (02/25/13)[1]		$739,649	$661,033
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.454%, 11/25/35 (02/25/13)[1]		146,036	140,654
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	3,534,037
Opera Finance PLC, Series CSC3, Class A, 0.741%, 04/25/17 (04/25/13)[1]	GBP	2,083,685	3,230,352
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 0.484%, 12/25/35 (02/25/13)[1]		2,385,018	2,051,558
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.604%, 02/25/34 (02/25/13)[1]		124,445	118,039
Series 2004-CL1, Class 2A2, 0.604%, 02/25/19 (02/25/13)[1]		5,563	5,459
Silenus European Loan Conduit N25 PLC, Series 25X, Class A, 0.342%, 05/15/19 (02/15/13)[1]	EUR	69,413	88,358
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1, 0.865%, 09/19/32 (02/19/13)[1]		289,223	287,450
Series 2005-AR5, Class A2, 0.455%, 07/19/35 (02/19/13)[1]		794,619	795,676
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.552%, 01/25/32 (03/25/13)[1]		17,395	15,765
Series 2006-11, Class A1, 2.859%, 10/28/35 (03/28/13) (a)[1]		462,191	426,989
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, Series 2007-WHL8, 0.286%, 06/15/20 (02/15/13) (a)[1]		1,630,541	1,611,027
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 1.371%, 11/25/42 (03/25/13)[1]		127,795	123,002
Series 2005-AR13, Class A1A1, 0.494%, 10/25/45 (02/25/13)[1]		268,808	254,109
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR1, 1.954%, 02/25/31 (03/25/13)[1]		3,232	3,248
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.625%, 03/25/36[4]		1,367,637	1,373,980
Total Mortgage-Backed Securities (cost $57,566,813)			59,680,805
Municipal Bonds - 4.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 02/15/50		1,000,000	1,447,930
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30		1,000,000	913,210
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49		1,000,000	1,195,950
California State General Obligation, Build America Bonds, 7.500%, 04/01/34		1,300,000	1,835,223
California State General Obligation, Build America Bonds, 7.550%, 04/01/39		1,300,000	1,905,865
California State General Obligation, Build America Bonds, 7.600%, 11/01/40		1,000,000	1,486,200
California State General Obligation, Build America Bonds, 7.950%, 03/01/36		1,100,000	1,371,447
California State General Obligation, Various Purpose, 5.650%, 04/01/39		1,200,000	1,209,084
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38		500,000	571,810
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30		700,000	820,792
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40		1,000,000	1,195,290
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21		100,000	115,267
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40		1,600,000	1,940,320

7

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 4.3% (continued)
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	$200,000	$230,534
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	2,061,590
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	1,128,700
Chicago, IL Transit Authority, Sales Tax Receipts Revenue, Series 2016, 5.250%, 12/01/36	2,200,000	2,547,842
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	1,107,824
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	951,232
Irvine Ranch, CA District Joint Powers Agency Water Revenue, 2.388%, 03/15/14	2,800,000	2,807,420
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B Taxable Build America, 7.488%, 08/01/33	200,000	256,958
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000	397,596
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[7]	3,600,000	4,081,752
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	5,345,880
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,159,610
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	1,121,648
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Bond America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	6,419,350
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 5.882%, 06/15/44	1,100,000	1,449,217
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,316,183
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center Project, 5.750%, 11/15/51	1,100,000	1,307,559
New York Metropolitan Transportation Authority Transit Revenue, Series E, 5.000%, 11/15/42	2,700,000	3,068,712
New York State Dormitory Authority, 5.000%, 12/15/30	2,000,000	2,407,380
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	1,048,761
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,416,900
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,279,422
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000	745,752
Truckee Meadows Water Authority Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[7]	200,000	210,926
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000	2,896,250
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000	387,588
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000	247,130
Total Municipal Bonds (cost $52,629,304)		63,408,104

	Shares
Municipal Closed-End Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500	403,875
DWS Municipal Income Trust[3]	55,000	830,500
Invesco Van Kampen Advantage Municipal Income Trust II	61,796	841,662
Invesco Van Kampen Trust for Investment Grade Municipals	55,000	869,000
MFS Municipal Income Trust	53,800	421,792

8

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Municipal Closed-End Bond Funds - 0.5% (continued)
Nuveen Performance Plus Municipal Fund	55,000	$915,750
Nuveen Premium Income Municipal Fund II	55,000	862,400
Nuveen Premium Income Municipal Fund IV	55,000	808,500
Nuveen Quality Income Municipal Fund	55,000	869,000
Total Municipal Closed-End Bond Funds (cost $6,147,228)		6,822,479
Preferred Stocks - 0.3%
DG Funding Trust, 0.038% (Financials)[2] (cost $6,037,773)	573	4,159,287

	Principal†
U.S. Government and Agency Obligations - 88.0%
Federal Home Loan Mortgage Corporation - 7.0%
FHLMC,
1.000%, 03/08/17 to 09/29/17[3]	$28,600,000	28,795,925
1.250%, 08/01/19 to 10/02/19[3]	4,700,000	4,657,787
1.750%, 05/30/19[3]	1,200,000	1,230,304
2.375%, 01/13/22	900,000	926,780
2.533%, 07/01/30 (04/15/13)[1]	1,930	1,999
3.035%, 11/01/34 (04/15/13)[1]	1,301,467	1,393,070
3.750%, 03/27/19	1,200,000	1,374,491
5.000%, 02/16/17	2,000,000	2,340,838
5.095%, 08/01/35 (04/15/13)[1]	80,071	86,190
5.500%, 08/23/17	100,000	120,770
FHLMC Gold Pool,
4.000%, 09/01/40 to 12/01/41	11,142,233	11,828,037
4.000%, TBA	8,000,000	8,483,750
4.500%, 06/01/23 to 07/01/41	5,223,208	5,586,940
5.500%, 11/01/26 to 05/01/40	14,045,107	15,210,421
5.500%, TBA	1,000,000	1,080,938
6.000%, 02/01/16 to 11/01/37	10,716,556	11,694,553
6.500%, 01/01/26	15,369	17,780
FHLMC REMICS,
0.356%, 07/15/19 to 08/15/19 (02/15/13)[1]	2,104,864	2,105,703
0.506%, 05/15/36 (02/15/13)[1]	893,835	895,802
0.706%, 09/15/30 (02/15/13)[1]	29,684	29,843
6.500%, 08/15/31	3,652,775	4,145,388
7.000%, 11/15/20	12,707	13,751
7.500%, 08/15/30	200,046	236,546
FHLMC Structured Pass Through Securities, 1.366%, 02/25/45 (03/25/13)[1]	126,412	121,238
Total Federal Home Loan Mortgage Corporation		102,378,844

9

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal†	Value
Federal National Mortgage Association - 41.7%
FNMA,
0.875%, 08/28/17 to 02/08/18	$9,100,000	$9,069,181
1.250%, 01/30/17	2,400,000	2,449,673
1.366%, 07/01/44 (03/25/13)[1]	151,940	154,335
2.310%, 08/01/22	1,800,000	1,813,379
2.500%, 05/01/27 to 10/01/27	3,904,225	4,048,194
2.500%, TBA	7,000,000	7,236,250
2.665%, 09/01/35 (03/25/13)[1]	923,212	982,877
2.840%, 06/01/35 (03/25/13)[1]	1,974,298	2,106,279
2.870%, 09/01/27	1,100,000	1,061,451
3.000%, TBA	39,000,000	40,589,845
3.330%, 11/01/21	98,080	107,106
3.480%, 05/01/36 (03/25/13)[1]	913,293	943,799
3.500%, 10/01/25 to 03/01/41	5,001,694	5,302,764
3.500%, TBA	30,000,000	31,620,311
3.877%, 05/01/36 (03/25/13)[1]	455,362	482,307
4.000%, 04/01/20 to 03/01/42	65,491,979	69,788,931
4.000%, TBA	117,000,000	124,498,908
4.500%, 05/01/18 to 05/01/42	60,734,760	65,411,832
4.500%, TBA	81,000,000	86,931,719
5.000%, 02/13/17 to 03/01/35	3,500,172	3,931,656
5.000%, TBA	72,000,000	77,737,983
5.004%, 05/01/35 (03/25/13)[1]	119,169	127,895
5.375%, 06/12/17	1,300,000	1,552,300
5.500%, 11/01/17 to 09/01/41	30,581,005	33,249,451
5.500%, TBA	20,000,000	21,703,130
6.000%, 05/01/16 to 01/01/39	9,354,470	10,224,170
6.000%, TBA	5,000,000	5,458,595
6.500%, 11/01/35	159,343	187,758
FNMA REMICS,
0.264%, 12/25/36 (02/25/13)[1]	305,718	303,113
0.514%, 04/25/37 (02/25/13)[1]	666,710	669,593
0.654%, 09/25/35 (02/25/13)[1]	1,343,375	1,354,906
2.711%, 05/25/35 (03/25/13)[1]	159,029	166,989
5.000%, 04/25/33	1,196,560	1,324,938
7.200%, 05/25/23	414,139	471,598
FNMA Whole Loan, 6.154%, 12/25/42[4]	234,592	272,146
Total Federal National Mortgage Association		613,335,362

10

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal†	Value
Government National Mortgage Association - 0.2%
GNMA,
1.625%, 03/20/24 to 11/20/29 (03/20/13)[1]	$267,465	$277,134
1.750%, 08/20/25 (03/20/13)[1]	17,731	18,507
2.000%, 04/20/21 (03/20/13)[1]	5,146	5,356
6.500%, 06/20/28	515,035	570,271
6.750%, 10/16/40[4]	2,237,864	2,586,059
Total Government National Mortgage Association		3,457,327
U.S. Government Obligations - 39.1%
U.S. Treasury Bonds,
1.625%, 11/15/22	21,800,000	21,108,526
1.750%, 05/15/22	4,300,000	4,250,954
2.750%, 11/15/42[8,9]	3,300,000	3,034,452
U.S. Treasury Inflation Indexed Bonds,
0.750%, 02/15/42	5,196,951	5,522,166
2.125%, 02/15/40[8,9]	17,577,615	25,125,003
3.625%, 04/15/28	2,277,792	3,566,168
U.S. Treasury Inflation Indexed Notes,
0.125%, 04/15/17 to 07/15/22	6,729,792	7,269,573
0.625%, 07/15/21	6,742,692	7,647,163
1.125%, 01/15/21	11,578,490	13,561,306
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	5,374,776	7,190,445
U.S. Treasury Inflation Protected Securities,
1.750%, 01/15/28	659,454	841,422
2.000%, 01/15/26	8,816,836	11,435,022
2.375%, 01/15/27	13,358,826	18,168,003
2.500%, 01/15/29	3,646,364	5,129,410
3.875%, 04/15/29	1,960,896	3,200,090
U.S. Treasury Notes,
0.250%, 12/15/15	25,200,000	25,101,569
0.375%, 11/15/15 to 01/15/16	243,900,000	243,887,472
0.750%, 10/31/17 to 12/31/17[8,9]	94,600,000	94,198,021
0.875%, 01/31/18 to 07/31/19	12,900,000	12,764,391
1.000%, 08/31/19 to 09/30/19[8,9]	11,600,000	11,390,518
1.125%, 05/31/19	2,100,000	2,089,336
1.250%, 10/31/19	16,800,000	16,733,069
1.375%, 01/31/20	20,300,000	20,290,479
1.625%, 08/15/22	11,300,000	10,995,431
3.375%, 11/15/19	300,000	340,453
Total U.S. Government Obligations		574,840,442
Total U.S. Government and Agency Obligations (cost $1,283,342,773)		1,294,011,975

11

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal†	Value
Short-Term Investments - 4.0%
Certificates of Deposit - 0.1%
Itau Unibanco SA, 1.684%, 10/31/13		$1,100,000	$1,086,318
Commercial Paper - 0.4%
Ford Motor Credit Co. LLC, 0.885%, 03/05/13		6,200,000	6,195,044
Japan Treasury Bills - 1.9%
Japan Treasury Discount Bills, 0.055%, 02/12/13[6]	JPY	1,970,000,000	21,542,616
Japan Treasury Discount Bills, 0.093%, 02/25/13[6]	JPY	560,000,000	6,123,508
Total Japan Treasury Bills			27,666,124
Mexico Treasury Bills - 0.2%
Mexico Treasury Bills, 4.279%, 02/07/13[6]	MXN	412,000,000	3,237,712
Repurchase Agreements - 1.4%[10]
Barclays Capital Inc., dated 01/31/13, due 02/01/13, 0.150%, total to be received $3,500,015 (secured by U.S. Government Agencies, 3.500% - 4.000%, 05/01/42 -07/01/42, totaling $3,570,000)		3,500,000	3,500,000
Citigroup Global Markets, Inc., dated 01/31/13, due 02/01/13, 0.170%, total to be received $4,921,363 (secured by U.S. Government Agencies, 0.791% - 5.500%, 02/01/19 - 02/01/43, totaling $5,019,767)		4,921,340	4,921,340
Deutsche Bank Securities, Inc., dated 01/31/13, due 02/01/13, 0.170%, total to be received $3,500,017 (secured by U.S. Government Agencies, 2.500% - 7.500%, 05/01/13 - 01/01/43, totaling $3,570,000)		3,500,000	3,500,000
Goldman Sachs & Co., Inc., dated 01/31/13, due 02/01/13, 0.160%, total to be received $3,500,016 (secured by U.S. Government Agencies, 2.226% - 4.500%, 11/01/27 - 01/01/43, totaling $3,570,000)		3,500,000	3,500,000
JPMorgan Securities LLC, dated 01/31/13, due 02/01/13, 0.160%, total to be received $3,500,016 (secured by U.S. Government Agencies, 1.274% - 9.200%, 06/01/13 - 02/01/51, totaling $3,570,004)		3,500,000	3,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/13, due 02/01/13, 0.130%, total to be received $1,798,982 (secured by U.S. Government Agencies, 0.000% -3.875%, 08/01/13 - 02/15/42, totaling $1,834,955)		1,798,975	1,798,975
Total Repurchase Agreements			20,720,315

		Shares
Other Investment Companies - 0.0%[11]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.050%		716,956	716,956
Total Short-Term Investments (cost $63,363,461)			59,622,469
Total Investments - 129.0% (cost $1,848,266,217)			1,898,045,211
Other Assets, less Liabilities - (29.0)%			(427,182,383)
Net Assets - 100.0%			$1,470,862,828

12

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,848,449,772 for Federal income tax purposes at January 31, 2013, the aggregate gross unrealized appreciation and depreciation were $61,259,531 and $11,664,092, respectively, resulting in net unrealized appreciation of investments of $49,595,439.

†	Principal amount stated in U.S. dollars unless otherwise stated.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2013, the value of these securities amounted to $75,807,098, or 5.2% of net assets.
1	Floating Rate Security: The rate listed is as of January 31, 2013. Date in parentheses represents the security’s next coupon rate reset.
2	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. The market vlaue of illiquid securities at January 31, 2013, amounted to $27,098,169, or 1.8% of net assets.
3	Some or all of these securities, amounting to a market value of $20,000,256, or 1.4% of net assets, were out on loan to various brokers.
4	Variable Rate Security: The rate listed is as of January 31, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.
5	Perpetuity Bond: The date shown is the final call date.
6	Represents yield to maturity at January 31, 2013.
7	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $4,292,678, or 0.3% of net assets.
8	Some or all of this security is held with brokers as collateral for futures contracts, amounting to a market value of $869,447, or less than 0.06% of net assets.
9	Collateral segregated with brokers for swap contracts, amounting to a market value of $4,952,979, or 0.3% of net assets.
10	Collateral received from brokers for securities lending was invested in this short-term investment.
11	Yield shown represents the January 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium-Term Note
GNMA:	Government National Mortgage Association
MTN:	Medium-Term Note
NATL-RE:	National Public Finance Guarantee Corp.
TBA	To Be Announced

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen
MXN:	Mexican Peso

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

13

Notes to Schedule of Portfolio Investments (continued)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs) Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of January 31, 2013:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$30,055,417	—	$30,055,417
Bank Loan Obligations	—	1,206,450	—	1,206,450
Corporate Bonds and Notes†	—	229,968,482	—	229,968,482
Foreign Government and Agency
Obligations	—	149,109,743	—	149,109,743
Mortgage-Backed Securities	—	59,680,805	—	59,680,805
Municipal Bonds	—	63,408,104	—	63,408,104
Municipal Closed-End Bond Funds	$6,822,479	—	—	6,822,479
Preferred Stocks	—	4,159,287	—	4,159,287
U.S. Government and Agency Obligations†	—	1,294,011,975	—	1,294,011,975
Short-Term Investments
Certificates of Deposit	—	1,086,318	—	1,086,318
Commercial Paper	—	6,195,044	—	6,195,044
Japan Treasury Bills	—	27,666,124	—	27,666,124
Mexico Treasury Bills	—	3,237,712	—	3,237,712
Repurchase Agreements	—	20,720,315	—	20,720,315
Other Investment Companies	716,956	—	—	716,956

Total Investments in Securities	$7,539,435	$1,890,505,776	—	$1,898,045,211

Reverse Repurchase Agreements	—	$(7,164,000)	—	$(7,164,000)

14

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Financial Derivative Instruments-Assets††
Credit Contracts		$2,614,500	—	$2,614,500
Foreign Exchange Contracts		5,898,068	—	5,898,068
Interest Rate Contracts	$72,089	1,045,716	—	1,117,805

	72,089	9,558,284	—	9,630,373

Financial Derivative Instruments-Liabilities††
Credit Contracts		(1,068,374)	—	(1,068,374)
Foreign Exchange Contracts		(6,400,803)	—	(6,400,803)
Interest Rate Contracts	(517,929)	(805,454)	—	(1,323,383)

	(517,929)	(8,274,631)	—	(8,792,560)

Total Financial Derivative Instruments	$(445,840)	$1,283,653	—	$837,813

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.

As of January 31, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

At January 31, 2013, the Fund had the following reverse repurchase agreements:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
JPMorgan Securities LLC	0.090%	01/31/13	02/08/2013	$7,165,433	$7,164,000

Futures Contracts

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

15

Notes to Schedule of Portfolio Investments (continued)

At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
3-Month Euribor	31	Long	12/15/14 to 09/14/15	$(30,613)
5-Year U.S. Treasury Note	50	Long	03/28/13	(15,443)
90-Day Eurodollar	1,605	Long	09/16/13 to 09/19/16	(392,779)
Euro-Bund 10-Year	19	Short	03/07/13	72,089
U.S. Treasury 10-Year Note	76	Long	03/19/13	(79,094)

Total				$(445,840)

Interest Rate Caps and Floors, Swap Contracts and Options

The Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

16

Notes to Schedule of Portfolio Investments (continued)

At January 31, 2013, the Fund had the following swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
	Interest Rate Swaps
Pay	28-Day MXN TIIE	5.50%	BRC	09/13/17	MXN	$33,000,000	$(19,528)	$81,385
Pay	28-Day MXN TIIE	5.50%	MS	09/13/17	MXN	11,000,000	(5,972)	26,590
Pay	28-Day MXN TIIE	5.50%	MS	09/02/22	MXN	100,000	(147)	91
Pay	28-Day MXN TIIE	5.60%	BRC	09/06/16	MXN	61,600,000	21,109	107,138
Pay	28-Day MXN TIIE	6.35%	MS	06/02/21	MXN	4,000,000	803	18,087
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	GS	10/15/17	USD	65,000,000	(31,773)	(288,437)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	MS	10/15/17	USD	31,400,000	(36,015)	(118,671)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.50%	BOA	03/18/16	USD	24,100,000	(729)	140,362
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.50%	CS	03/18/16	USD	9,900,000	68,108	(10,748)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.50%	GS	03/18/16	USD	59,900,000	487,357	(140,303)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.50%	MS	03/18/16	USD	42,900,000	327,618	(79,060)
Receive	3 Month USD LIBOR Rate†	2.75%	DUB	06/19/43	USD	23,800,000	1,420,949	81,677
Receive	3 Month USD LIBOR Rate†	2.75%	JPM	06/19/43	USD	14,400,000	991,425	(82,272)

Total							$3,223,205	$(264,161)

Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Credit Default Swaps-Buy Protection
CDX.HY.17 5-Year Index†	5.00%	BNP	12/20/16	USD	$1,176,000	$36,858	$(93,916)
CDX.HY.17 5-Year Index†	5.00%	CITI	12/20/16	USD	1,862,000	30,257	(120,600)
CDX.HY.17 5-Year Index†	5.00%	CS	12/20/16	USD	2,434,000	65,068	(183,164)
CDX.HY.18 5-Year Index†	5.00%	BNP	06/20/17	USD	3,850,000	162,781	(313,908)
CDX.HY.18 5-Year Index†	5.00%	BOA	06/20/17	USD	1,000,000	31,250	(70,504)
CDX.HY.18 5-Year Index†	5.00%	CS	06/20/17	USD	2,600,000	93,125	(195,185)
CDX.HY.18 5-Year Index†	5.00%	DUB	06/20/17	USD	14,500	366	(935)
CDX.HY.18 5-Year Index†	5.00%	MS	06/20/17	USD	1,000,000	41,750	(81,004)

Total						$461,455	$(1,059,216)

17

Notes to Schedule of Portfolio Investments (continued)

Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Credit Default Swaps-Sell Protection
Arcelormittal	1.00%	CS	06/20/16	USD	$500,000	$(16,563)	$(9,158)
Australia Government	1.00%	MS	09/20/17	USD	1,600,000	18,614	25,791
Berkshire Hathaway Finance	1.00%	BRC	06/20/17	USD	1,200,000	(26,934)	30,195
Berkshire Hathaway Finance	1.00%	CS	06/20/17	USD	900,000	(19,482)	21,928
Brazil Federative Republic Bond	1.00%	CITI	06/20/16	USD	7,300,000	(14,503)	52,869
Brazil Federative Republic Bond	1.00%	CS	06/20/15	USD	2,200,000	(25,971)	43,205
Brazil Federative Republic Bond	1.00%	DUB	06/20/16	USD	1,400,000	(3,131)	10,488
Brazil Federative Republic Bond	1.00%	JPM	09/20/15	USD	1,400,000	(8,194)	18,559
Brazil Federative Republic Bond	1.00%	JPM	09/20/16	USD	500,000	(2,153)	4,134
Brazil Federative Republic Bond	1.00%	UBS	09/20/15	USD	1,000,000	(4,961)	12,365
Brazil Federative Republic Bond	1.52%	MS	01/20/17	USD	3,000,000	—	65,325
Brazil Federative Republic Bond	1.95%	MS	08/20/16	USD	3,500,000	—	158,885
CDX.EM.12 Index	5.00%	DUB	12/20/14	USD	1,000,000	37,313	17,456
CDX.EM.13 Index	5.00%	BRC	06/20/15	USD	1,800,000	67,632	55,587
CDX.EM.13 Index	5.00%	CS	06/20/15	USD	1,000,000	54,435	14,159
CDX.EM.13 Index	5.00%	DUB	06/20/15	USD	5,600,000	328,817	55,308
CDX.EM.13 Index	5.00%	JPM	06/20/15	USD	4,600,000	259,438	56,094
CDX.HY.18 10-Year Index	1.00%	CITI	06/20/22	USD	1,800,000	(130,609)	49,368
CDX.HY.18 5-Year Index	1.00%	MS	06/20/17	USD	1,800,000	(51,809)	36,030
China Government	1.00%	CITI	06/20/16	USD	1,600,000	11,554	21,625
China Government	1.00%	DUB	06/20/16	USD	500,000	3,214	7,154
China Government	1.00%	DUB	09/20/16	USD	300,000	1,149	5,053
China Government	1.00%	JPM	09/20/16	USD	400,000	1,477	6,792
China Government	1.00%	JRC	06/20/16	USD	800,000	5,790	10,799
China Government	1.00%	MS	06/20/16	USD	10,300,000	(226,608)	440,195
China Government	1.00%	RBS	06/20/15	USD	1,900,000	14,789	19,402
China Government	1.00%	RBS	06/20/16	USD	700,000	4,952	9,564
Export-Import Bank of A.S.	1.00%	DUB	06/20/17	USD	300,000	(11,060)	14,038
General Electric Capital Corp.	1.00%	DUB	03/20/16	USD	300,000	(9,646)	13,492
General Electric Capital Corp.	1.00%	MS	06/20/16	USD	700,000	(1,759)	9,735
Japan Government	1.00%	JPM	03/20/16	USD	1,000,000	5,310	12,388

18

Notes to Schedule of Portfolio Investments (continued)

Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Japan Government	1.00%	MS	03/20/17	USD	$2,900,000	$(15,912)	$65,000
MetLife, Inc.	1.00%	JPM	03/20/16	USD	6,400,000	(93,118)	118,085
Mexico Government	1.00%	BRC	03/20/15	USD	700,000	(6,544)	15,112
Mexico Government	1.00%	CITI	06/20/16	USD	9,800,000	(1,727)	116,561
Mexico Government	1.00%	DUB	03/20/15	USD	1,100,000	(10,494)	23,957
Mexico Government	1.00%	DUB	03/20/16	USD	2,300,000	(10,414)	39,174
Mexico Government	1.00%	GS	06/20/16	USD	8,400,000	(202,927)	301,356
Mexico Government	1.00%	JPM	09/20/17	USD	4,100,000	(50,617)	72,056
Mexico Government	1.00%	MS	09/20/16	USD	600,000	(1,965)	8,526
Mexico Government	1.00%	UBS	09/20/15	USD	1,000,000	(7,417)	19,805
NRG Energy	5.00%	GS	12/20/19	USD	1,500,000	19,467	87,546
Republic of Indonesia	1.00%	MS	09/20/16	USD	2,700,000	(150,510)	153,734
Republic of Indonesia	1.00%	MS	06/20/21	USD	1,000,000	(134,420)	65,785
Republic of Indonesia	1.00%	UBS	09/20/16	USD	300,000	(3,349)	3,707
U.S. Treasury Notes	0.25%	UBS	09/20/15	EUR	5,000,000	(36,970)	32,130
United Kingdom Gilt	1.00%	CITI	12/20/16	USD	6,500,000	19,170	138,369
United Kingdom Gilt	1.00%	DUB	03/20/16	USD	400,000	4,723	3,983
United Kingdom Gilt	1.00%	GS	12/20/16	USD	1,000,000	2,210	22,027
United Kingdom Gilt	1.00%	MS	06/20/16	USD	1,800,000	20,971	19,736
United Kingdom Gilt	1.00%	UBS	06/20/16	USD	900,000	10,485	9,868

Total						$(388,257)	$2,605,342

†	This contract is centrally cleared swap.
††	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.

At January 31, 2013, the Fund had the following written put and call options, swaptions and inflation floors:

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
	Interest Rate Swaptions
Receive	2-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.20%	07/11/13	$13,400,000	$94,574	$92,510
Receive	5-Year Interest Rate Swap (Call)	GS	3-Month USD-LIBOR	0.85%	03/18/13	8,300,000	5,404	2,393
Receive	5-Year Interest Rate Swap (Call)	JPM	3-Month USD-LIBOR	0.75%	04/02/13	6,800,000	2,720	2,004
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	0.75%	04/02/13	7,700,000	2,710	1,899

19

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Receive	5-Year Interest Rate Swap (Put)	CS	3-Month USD-LIBOR	1.40%	03/18/13	$800,000	$15,440	$14,885
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.05%	03/18/13	6,800,000	16,898	(13,573)
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.20%	03/18/13	10,500,000	38,588	17,538
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.30%	04/29/13	7,600,000	20,350	(1,241)
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.00%	03/18/13	6,800,000	63,854	63,733
Receive	5-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	1.25%	03/18/13	8,300,000	11,844	(849)
Receive	5-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	1.15%	04/02/13	6,800,000	12,750	(10,782)
Receive	5-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	1.30%	04/29/13	2,900,000	9,715	1,476
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	0.85%	03/18/13	5,000,000	2,250	436
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.15%	04/02/13	7,700,000	12,940	(13,707)
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.20%	02/19/13	9,700,000	26,675	21,322
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.20%	03/18/13	18,900,000	102,841	64,952
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.25%	03/18/13	5,000,000	6,000	(1,646)
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.40%	03/18/13	4,000,000	77,600	74,825
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.20%	03/18/13	7,100,000	36,032	21,799
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.75%	05/30/13	18,200,000	134,185	112,828
Receive	7-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	1.20%	03/18/13	5,000,000	7,000	6,168
Receive	7-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.20%	03/18/13	10,300,000	10,820	9,106
Receive	7-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	1.20%	03/18/13	11,600,000	10,340	8,410
Receive	7-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.65%	03/18/13	5,000,000	11,750	(9,014)
Receive	7-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.65%	03/18/13	10,300,000	30,880	(11,894)
Receive	7-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.65%	03/18/13	11,600,000	32,680	(15,492)
Receive	10-Year Interest Rate Swap (Call)	BRC	3-Month USD-LIBOR	1.80%	07/29/13	4,800,000	22,080	529
Receive	10-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.80%	07/29/13	8,500,000	42,065	3,902
Receive	10-Year Interest Rate Swap (Put)	BRC	3-Month USD-LIBOR	2.65%	07/29/13	4,800,000	34,400	(2,114)
Receive	10-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.65%	07/29/13	8,500,000	60,450	(4,209)
Receive	2-Year Interest Rate Swap (Put)	CS	Euribor 6 Month	1.15%	07/24/13	9,700,000	20,086	(590)
Receive	2-Year Interest Rate Swap (Put)	HSBC	Euribor 6 Month	1.15%	07/24/13	1,700,000	2,981	(642)
Receive	5-Year Interest Rate Swap (Put)	BRC	Euribor 6 Month	1.70%	07/24/13	2,500,000	12,669	(70)
Receive	5-Year Interest Rate Swap (Put)	DUB	Euribor 6 Month	1.70%	07/24/13	1,000,000	4,956	(140)

Total							$996,527	$434,752

20

Notes to Schedule of Portfolio Investments (continued)

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Inflation Floor Options
Inflation Floor - OTC CPURNSA Index	DUB	$216	03/10/20	$(11,400,000)	$85,500	$69,671

Transactions in written put and call options and swaptions for the fiscal period ended January 31, 2013, were as follows:

	Number of Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2012	—	$198,100,000	$951,373
Options and swaptions written	—	168,200,000	406,739
Options and swaptions exercised/expired/closed	—	(97,300,000)	(276,085)

Options and swaptions outstanding at January 31, 2013	—	$269,000,000	$1,082,027

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2013, the Fund had the following forward foreign currency contracts (in U.S. Dollars):

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Brazilian Real	Long	02/04/13	BRC	$103,069	$100,000	$3,069
Brazilian Real	Long	02/04/13	HSBC	6,044,489	5,838,982	205,507
Brazilian Real	Long	02/04/13	MS	206,139	200,000	6,139
Brazilian Real	Long	02/04/13 to 04/02/13	UBS	7,956,294	7,716,818	239,476
Euro	Long	03/18/13	CITI	2,291,184	2,245,743	45,441
Euro	Long	03/18/13	CS	14,259,121	14,123,806	135,315
Euro	Long	03/18/13	DUB	7,089,495	6,836,135	253,360
Euro	Long	03/18/13	MS	415,591	409,164	6,427
Euro	Long	03/18/13	RBS	2,492,188	2,420,732	71,456
Euro	Long	03/18/13	UBS	358,549	358,410	139
Mexican Peso	Long	04/03/13	DUB	7,121,334	6,879,660	241,674
Mexican Peso	Long	04/03/13	HSBC	4,478,059	4,426,293	51,766
Mexican Peso	Long	04/03/13	HSBC	20,119	20,211	(92)
Mexican Peso	Long	04/03/13	JPM	446,068	441,868	4,200
Mexican Peso	Long	04/03/13	UBS	671,126	652,509	18,617
Brazilian Real	Short	02/04/13	UBS	6,968,041	7,179,114	(211,073)
British Pound	Short	03/12/13	JPM	6,808,176	6,740,629	67,547
British Pound	Short	03/12/13	JPM	332,833	332,988	(155)

21

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
British Pound	Short	03/12/13	UBS	$126,902	$125,267	$1,635
Canadian Dollar	Short	03/21/13	BRC	778,143	770,206	7,937
Canadian Dollar	Short	03/21/13	CITI	36,098,924	35,722,934	375,990
Euro	Short	03/18/13	BRC	3,027,629	3,141,380	(113,751)
Euro	Short	03/18/13 to 04/01/14	CITI	4,841,300	5,038,976	(197,676)
Euro	Short	03/18/13 to 06/02/14	CS	7,628,861	7,885,912	(257,051)
Euro	Short	08/01/13	DUB	19,899,784	21,470,707	(1,570,923)
Euro	Short	03/18/13	HSBC	283,116	287,926	(4,810)
Euro	Short	03/18/13	JPM	63,370	65,191	(1,821)
Euro	Short	03/18/13	MS	159,389	164,335	(4,946)
Euro	Short	03/18/13	RBC	12,188,115	12,543,789	(355,674)
Euro	Short	03/18/13	RBS	44,773,182	46,842,278	(2,069,096)
Euro	Short	02/28/13 to 09/20/13	UBS	39,127,956	40,636,521	(1,508,565)
Japanese Yen	Short	04/17/13	BRC	6,061,784	5,903,592	158,192
Japanese Yen	Short	02/12/13	CITI	11,525,977	10,061,421	1,464,556
Japanese Yen	Short	02/25/13	JPM	6,996,502	6,124,823	871,679
Japanese Yen	Short	02/12/13	UBS	13,151,336	11,483,143	1,668,193
Mexican Peso	Short	02/07/13	CS	3,104,586	3,197,272	(92,686)
Mexican Peso	Short	04/03/13	JPM	590,097	602,828	(12,731)

Total				$278,488,828	$278,991,563	$(502,735)

Counterparty Abbreviations:

BNP:	BNP Paribas Bank
BOA:	Bank of America
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
HSBC:	HSBC Bank
JPM:	JPMorgan Chase & Co.
JRC:	Johnson Rice & Co.
MS:	Morgan Stanley
RBC:	Royal Bank of Canada
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC

Currency Abbreviations:

MXN:	Mexican Peso
EUR:	Euro
USD:	U.S. Dollar

Investment Abbreviations and Definitions:

CDX.EM:	Credit Derivatives Index Emerging Markets

22

Notes to Schedule of Portfolio Investments (continued)

CDX.HY:	Credit Derivatives Index High Yield
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR:	London Interbank Offered Rate
N/A:	No composite rating is available for this index.
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TIIE:	Interbank Equilibrium Interest rate

23

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	March 26, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	March 26, 2013